Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
SHARES COMPANY
VALUE
(000)
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 2.4%
2,741 * Adient plc $ 76
3,248 * American Axle & Manufacturing Holdings, Inc 22
7,410 * Aptiv plc 580
7,030 BorgWarner, Inc 221
2,224 *,e Canoo, Inc 4
5,376 *,e Cenntro Electric Group Ltd 6
4,034 Dana Inc 46
653 * Dorman Products, Inc 54
4,705 *,e Fisker, Inc 36
110,046 Ford Motor Co 1,233
1,312 * Fox Factory Holding Corp 104
40,619 General Motors Co 1,303
6,435 Gentex Corp 153
1,006 * Gentherm, Inc 50
7,162 * Goodyear Tire & Rubber Co 72
3,952 Harley-Davidson, Inc 138
962 *,e Holley, Inc 4
767 LCI Industries, Inc 78
1,758 Lear Corp 210
3,298 * Lordstown Motors Corp 6
14,895 *,e Lucid Group, Inc 208
6,477 *,e Luminar Technologies, Inc 47
1,945 * Modine Manufacturing Co 25
670 * Motorcar Parts of America, Inc 10
454 Patrick Industries, Inc 20
7,090 *,e QuantumScape Corp 60
14,419 * Rivian Automotive, Inc 475
1,333 * Solid Power, Inc 7
843 Standard Motor Products, Inc 27
1,055 * Stoneridge, Inc 18
1,943 * Tenneco, Inc 34
70,865 * Tesla, Inc 18,797
1,549 Thor Industries, Inc 108
759 * Visteon Corp 80
1,048 Winnebago Industries, Inc 56
3,711 *,e Workhorse Group, Inc 11
518 * XPEL, Inc 33
TOTAL AUTOMOBILES & COMPONENTS 24,412
BANKS - 4.1%
625 1st Source Corp 29
444 Allegiance Bancshares, Inc 18
667 Amerant Bancorp Inc 17
374 American National Bankshares, Inc 12
2,080 Ameris Bancorp 93
464 Arrow Financial Corp 13
4,158 Associated Banc-Corp 83
2,758 Atlantic Union Bankshares Corp 84
2,090 * Axos Financial, Inc 72
1,598 Banc of California, Inc 26
292 Bancfirst Corp 26
178 e Bank First Corp 14
195,945 Bank of America Corp 5,918
1,195 Bank of Hawaii Corp 91
468 Bank of Marin Bancorp 14
548 Bank of NT Butterfield & Son Ltd 18
3,528 Bank OZK 140
2,872 BankUnited 98

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
887 Banner Corp $ 52
622 Bar Harbor Bankshares 16
1,245 Berkshire Hills Bancorp, Inc 34
383 * Blue Foundry Bancorp 4
1,053 BOK Financial Corp 94
882 * Bridgewater Bancshares, Inc 15
231 Brookline Bancorp, Inc 3
313 Business First Bancshares, Inc 7
241 Byline Bancorp, Inc 5
5,850 Cadence BanCorp 149
135 Cambridge Bancorp 11
613 Camden National Corp 26
447 Capital City Bank Group, Inc 14
2,335 Capitol Federal Financial 19
314 Capstar Financial Holdings, Inc 6
550 * Carter Bankshares, Inc 9
1,563 Cathay General Bancorp 60
1,125 Central Pacific Financial Corp 23
54,287 Citigroup, Inc 2,262
533 Citizens & Northern Corp 13
14,564 Citizens Financial Group, Inc 500
194 City Holding Co 17
377 Civista Bancshares, Inc 8
498 CNB Financial Corp 12
146 * Coastal Financial Corp 6
2,723 Columbia Banking System, Inc 79
1,738 * Columbia Financial, Inc 37
3,602 Comerica, Inc 256
2,961 Commerce Bancshares, Inc 196
1,646 Community Bank System, Inc 99
651 Community Trust Bancorp, Inc 26
1,146 ConnectOne Bancorp, Inc 26
1,466 * CrossFirst Bankshares, Inc 19
1,650 Cullen/Frost Bankers, Inc 218
919 * Customers Bancorp, Inc 27
2,723 CVB Financial Corp 69
422 Dime Community Bancshares, Inc 12
1,035 Eagle Bancorp, Inc 46
4,040 East West Bancorp, Inc 271
4,805 Eastern Bankshares, Inc 94
218 Enact Holdings, Inc 5
314 Enterprise Bancorp, Inc 9
828 Enterprise Financial Services Corp 36
402 Equity Bancshares, Inc 12
2,494 Essent Group Ltd 87
218 Farmers & Merchants Bancorp, Inc 6
1,013 Farmers National Banc Corp 13
621 FB Financial Corp 24
120 Federal Agricultural Mortgage Corp (FAMC) 12
18,960 Fifth Third Bancorp 606
527 Financial Institutions, Inc 13
1,088 First Bancorp 40
6,201 First Bancorp 85
498 First Bancorp, Inc 14
322 First Bancshares, Inc 10
603 First Bank 8
1,476 First Busey Corp 32
323 First Citizens Bancshares, Inc (Class A) 258
3,678 First Commonwealth Financial Corp 47
680 First Community Bancshares, Inc 22
2,544 First Financial Bancorp 54

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
3,602 First Financial Bankshares, Inc $ 151
384 First Financial Corp 17
1,098 First Foundation, Inc 20
3,163 First Hawaiian, Inc 78
14,599 First Horizon National Corp 334
228 First Internet Bancorp 8
2,090 First Interstate Bancsystem, Inc 84
1,580 First Merchants Corp 61
380 First Mid-Illinois Bancshares, Inc 12
862 First of Long Island Corp 15
5,111 First Republic Bank 667
1,199 Flagstar Bancorp, Inc 40
1,083 Flushing Financial Corp 21
6,589 FNB Corp 76
2,273 Fulton Financial Corp 36
903 German American Bancorp, Inc 32
3,414 Glacier Bancorp, Inc 168
76 Great Southern Bancorp, Inc 4
302 Guaranty Bancshares, Inc 10
2,028 Hancock Whitney Corp 93
824 Hanmi Financial Corp 20
728 HarborOne Northeast Bancorp, Inc 10
715 HBT Financial, Inc 13
953 Heartland Financial USA, Inc 41
1,355 Heritage Commerce Corp 15
1,150 Heritage Financial Corp 30
2,221 Hilltop Holdings, Inc 55
57 Hingham Institution for Savings 14
238 Home Bancorp, Inc 9
4,557 Home Bancshares, Inc 103
698 HomeStreet, Inc 20
667 HomeTrust Bancshares, Inc 15
2,725 Hope Bancorp, Inc 34
1,209 Horizon Bancorp 22
40,067 Huntington Bancshares, Inc 528
1,393 Independent Bank Corp 104
863 Independent Bank Corp 16
1,089 Independent Bank Group, Inc 67
1,089 International Bancshares Corp 46
81,285 JPMorgan Chase & Co 8,494
1,623 Kearny Financial Corp 17
25,606 Keycorp 410
1,629 Lakeland Bancorp, Inc 26
499 Lakeland Financial Corp 36
833 Live Oak Bancshares, Inc 25
5,017 M&T Bank Corp 885
1,072 Macatawa Bank Corp 10
640 Mercantile Bank Corp 19
77 Merchants Bancorp 2
1,035 Meta Financial Group, Inc 34
229 * Metropolitan Bank Holding Corp 15
7,150 MGIC Investment Corp 92
196 Mid Penn Bancorp, Inc 6
582 Midland States Bancorp, Inc 14
406 MidWestOne Financial Group, Inc 11
1,916 * Mr Cooper Group, Inc 78
180 MVB Financial Corp 5
984 National Bank Holdings Corp 36
521 NBT Bancorp, Inc 20
11,817 e New York Community Bancorp, Inc 101
394 * Nicolet Bankshares, Inc 28

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
2,265 * NMI Holdings, Inc $ 46
1,643 Northfield Bancorp, Inc 24
2,083 Northwest Bancshares, Inc 28
1,583 OceanFirst Financial Corp 30
1,902 OFG Bancorp 48
5,465 Old National Bancorp 90
1,237 Old Second Bancorp, Inc 16
568 Origin Bancorp, Inc 22
297 Orrstown Financial Services, Inc 7
2,232 Pacific Premier Bancorp, Inc 69
3,679 PacWest Bancorp 83
529 Park National Corp 66
696 PCSB Financial Corp 12
642 Peapack Gladstone Financial Corp 22
750 PennyMac Financial Services, Inc 32
868 Peoples Bancorp, Inc 25
333 Peoples Financial Services Corp 16
2,403 Pinnacle Financial Partners, Inc 195
11,490 PNC Financial Services Group, Inc 1,717
2,126 Popular, Inc 153
510 Preferred Bank 33
446 Premier Financial Corp 11
454 Primis Financial Corp 5
2,597 Prosperity Bancshares, Inc 173
339 Provident Bancorp Inc 5
1,243 Provident Financial Services, Inc 24
472 QCR Holdings, Inc 24
4,226 Radian Group, Inc 82
475 RBB Bancorp 10
192 Red River Bancshares Inc 9
26,923 Regions Financial Corp 540
1,629 Renasant Corp 51
364 Republic Bancorp, Inc (Class A) 14
1,873 * Republic First Bancorp, Inc 5
3,914 Rocket Cos, Inc 25
166 S&T Bancorp, Inc 5
1,200 Sandy Spring Bancorp, Inc 42
1,542 Seacoast Banking Corp of Florida 47
1,315 ServisFirst Bancshares, Inc 105
370 Sierra Bancorp 7
1,749 Signature Bank 264
881 * Silvergate Capital Corp 66
2,996 Simmons First National Corp (Class A) 65
275 SmartFinancial, Inc 7
2,353 South State Corp 186
228 * Southern First Bancshares, Inc 9
231 Southern Missouri Bancorp, Inc 12
1,068 Southside Bancshares, Inc 38
654 Stellar Bancorp, Inc 19
922 Stock Yards Bancorp, Inc 63
394 Summit Financial Group, Inc 11
1,668 * SVB Financial Group 560
4,436 Synovus Financial Corp 166
1,428 * Texas Capital Bancshares, Inc 84
2,205 TFS Financial Corp 29
1,514 * The Bancorp, Inc 33
131 Tompkins Financial Corp 10
1,266 Towne Bank 34
422 Trico Bancshares 19
657 * Triumph Bancorp, Inc 36
37,585 Truist Financial Corp 1,636

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
671 TrustCo Bank Corp NY $ 21
2,619 Trustmark Corp 80
1,098 UMB Financial Corp 93
6,954 Umpqua Holdings Corp 119
3,991 United Bankshares, Inc 143
2,960 United Community Banks, Inc 98
1,012 Univest Financial Corp 24
37,690 US Bancorp 1,520
2,181 e UWM Holdings Corp 6
9,879 Valley National Bancorp 107
1,101 Veritex Holdings, Inc 29
771 Walker & Dunlop, Inc 65
1,239 Washington Federal, Inc 37
581 Washington Trust Bancorp, Inc 27
1,032 Waterstone Financial, Inc 17
5,310 Webster Financial Corp 240
105,848 Wells Fargo & Co 4,257
720 WesBanco, Inc 24
597 West Bancorporation, Inc 12
1,024 Westamerica Bancorporation 54
3,061 Western Alliance Bancorp 201
1,577 Wintrust Financial Corp 129
2,294 WSFS Financial Corp 107
4,615 Zions Bancorporation 235
TOTAL BANKS 41,362
CAPITAL GOODS - 5.9%
16,031 3M Co 1,771
3,495 A.O. Smith Corp 170
1,275 Aaon, Inc 69
981 * AAR Corp 35
928 Acuity Brands, Inc 146
1,712 Advanced Drainage Systems, Inc 213
3,710 Aecom Technology Corp 254
1,972 * Aerojet Rocketdyne Holdings, Inc 79
721 * Aerovironment, Inc 60
1,773 AGCO Corp 171
2,509 Air Lease Corp 78
374 Alamo Group, Inc 46
1,111 Albany International Corp (Class A) 88
2,509 Allegion plc 225
307 Allied Motion Technologies, Inc 9
2,241 Allison Transmission Holdings, Inc 76
2,097 Altra Industrial Motion Corp 70
909 * Ameresco, Inc 60
568 * American Woodmark Corp 25
6,437 Ametek, Inc 730
5,093 * API Group Corp 68
449 Apogee Enterprises, Inc 17
1,237 Applied Industrial Technologies, Inc 127
3,399 *,e Archer Aviation, Inc 9
1,220 Arcosa, Inc 70
555 Argan, Inc 18
1,331 Armstrong World Industries, Inc 105
4,146 * Array Technologies, Inc 69
823 Astec Industries, Inc 26
3,983 * Astra Space, Inc 2
810 * Astronics Corp 6
931 * Atkore International Group, Inc 72
1,836 * Axon Enterprise, Inc 213
2,980 * AZEK Co, Inc 50

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
922 AZZ, Inc $ 34
1,516 * Babcock & Wilcox Enterprises, Inc 10
1,344 Barnes Group, Inc 39
1,298 * Beacon Roofing Supply, Inc 71
1,095 *,e Blink Charging Co 19
4,522 * Bloom Energy Corp 90
278 * Blue Bird Corp 2
224 * BlueLinx Holdings, Inc 14
15,265 * Boeing Co 1,848
937 Boise Cascade Co 56
534 Brookfield Business Corp 12
4,147 * Builders FirstSource, Inc 244
2,196 BWX Technologies, Inc 111
383 Cadre Holdings, Inc 9
883 Caesarstone Sdot-Yam Ltd 8
1,417 Carlisle Cos, Inc 397
23,813 Carrier Global Corp 847
14,757 Caterpillar, Inc 2,421
6,837 *,e ChargePoint Holdings, Inc 101
1,052 * Chart Industries, Inc 194
647 * CIRCOR International, Inc 11
840 Columbus McKinnon Corp 22
929 Comfort Systems USA, Inc 90
714 * Construction Partners Inc 19
1,391 *,e Core & Main, Inc 32
1,416 Crane Holdings Co 124
302 CSW Industrials, Inc 36
3,896 Cummins, Inc 793
965 Curtiss-Wright Corp 134
1,008 *,e Custom Truck One Source, Inc 6
2,190 *,e Decarbonization Plus Acquisition Corp 4
7,806 Deere & Co 2,606
8,259 *,e Desktop Metal, Inc 21
3,888 Donaldson Co, Inc 191
932 Douglas Dynamics, Inc 26
3,894 Dover Corp 454
290 * Ducommun, Inc 11
567 * DXP Enterprises, Inc 13
561 * Dycom Industries, Inc 54
11,247 Eaton Corp 1,500
1,559 EMCOR Group, Inc 180
16,647 Emerson Electric Co 1,219
591 Encore Wire Corp 68
1,368 * Energy Recovery, Inc 30
585 * Energy Vault Holdings, Inc 3
2,301 * Enerpac Tool Group Corp 41
1,385 EnerSys 81
2,981 *,e Enovix Corp 55
479 EnPro Industries, Inc 41
1,154 Esab Corp 38
605 ESCO Technologies, Inc 44
2,241 *,e ESS Tech, Inc 9
3,291 * Evoqua Water Technologies Corp 109
16,053 Fastenal Co 739
2,079 Federal Signal Corp 78
3,453 Flowserve Corp 84
786 *,e Fluence Energy, Inc 11
4,273 * Fluor Corp 106
9,576 Fortive Corp 558
3,497 Fortune Brands Home & Security, Inc 188
1,207 Franklin Electric Co, Inc 99

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
1,160 * FTC Solar, Inc $ 3
5,461 *,e FuelCell Energy, Inc 19
1,874 * Gates Industrial Corp plc 18
863 GATX Corp 73
1,779 * Generac Holdings, Inc 317
6,869 General Dynamics Corp 1,457
30,581 General Electric Co 1,893
1,066 * Gibraltar Industries, Inc 44
461 Global Industrial Co 12
922 * GMS, Inc 37
678 Gorman-Rupp Co 16
4,812 Graco, Inc 288
5,120 GrafTech International Ltd 22
945 Granite Construction, Inc 24
2,253 * Great Lakes Dredge & Dock Corp 17
718 Greenbrier Cos, Inc 17
1,120 Griffon Corp 33
1,293 H&E Equipment Services, Inc 37
1,521 *,e Hayward Holdings, Inc 13
1,082 HEICO Corp 156
2,279 HEICO Corp (Class A) 261
922 Helios Technologies, Inc 47
787 Herc Holdings, Inc 82
2,098 Hexcel Corp 109
1,992 Hillenbrand, Inc 73
3,242 * Hillman Solutions Corp 24
18,873 Honeywell International, Inc 3,151
10,453 Howmet Aerospace, Inc 323
1,400 Hubbell, Inc 312
1,076 * Hudson Technologies, Inc 8
1,040 Huntington Ingalls 230
1,014 * Hydrofarm Holdings Group, Inc 2
3,375 *,e Hyliion Holdings Corp 10
404 Hyster-Yale Materials Handling, Inc 9
2,110 IDEX Corp 422
298 * IES Holdings, Inc 8
8,660 Illinois Tool Works, Inc 1,564
574 * Infrastructure and Energy Alternatives, Inc 8
10,828 Ingersoll Rand, Inc 468
716 Insteel Industries, Inc 19
2,617 ITT, Inc 171
1,876 * Janus International Group, Inc 17
2,384 * JELD-WEN Holding, Inc 21
972 John Bean Technologies Corp 84
19,597 Johnson Controls International plc 965
242 Kadant, Inc 40
1,040 Kaman Corp 29
2,961 Kennametal, Inc 61
3,783 * Kratos Defense & Security Solutions, Inc 38
5,483 L3Harris Technologies, Inc 1,140
246 * Lawson Products, Inc 7
906 Lennox International, Inc 202
1,331 Lincoln Electric Holdings, Inc 167
408 Lindsay Corp 58
6,606 Lockheed Martin Corp 2,552
800 Luxfer Holdings plc 12
1,198 * Manitowoc Co, Inc 9
2,660 * Markforged Holding Corp 5
6,458 Masco Corp 302
798 * Masonite International Corp 57
1,650 * Mastec, Inc 105

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
2,076 Maxar Technologies, Inc $ 39
687 McGrath RentCorp 58
5,356 MDU Resources Group, Inc 146
1,473 * Mercury Systems, Inc 60
4,622 * Microvast Holdings, Inc 8
1,405 * Middleby Corp 180
446 Miller Industries, Inc 9
441 Moog, Inc (Class A) 31
2,142 * MRC Global, Inc 15
950 MSC Industrial Direct Co (Class A) 69
1,274 Mueller Industries, Inc 76
4,045 Mueller Water Products, Inc (Class A) 42
639 * MYR Group, Inc 54
206 National Presto Industries, Inc 13
8,104 * Nikola Corp 29
1,561 Nordson Corp 331
4,118 Northrop Grumman Corp 1,937
371 * Northwest Pipe Co 10
3,443 * NOW, Inc 35
291 * NV5 Global Inc 36
4,516 nVent Electric plc 143
117 e Omega Flex, Inc 11
2,055 Oshkosh Corp 144
11,713 Otis Worldwide Corp 747
2,755 Owens Corning, Inc 217
9,158 PACCAR, Inc 766
766 Park Aerospace Corp 8
3,543 Parker-Hannifin Corp 858
502 * Parsons Corp 20
4,695 Pentair plc 191
1,847 * PGT Innovations, Inc 39
13,876 *,e Plug Power, Inc 292
416 Powell Industries, Inc 9
96 Preformed Line Products Co 7
1,452 Primoris Services Corp 24
5,964 * Proterra, Inc 30
784 * Proto Labs, Inc 29
905 Quanex Building Products Corp 16
4,035 Quanta Services, Inc 514
41,637 Raytheon Technologies Corp 3,408
823 * RBC Bearings, Inc 171
1,884 Regal-Beloit Corp 264
4,524 * Resideo Technologies, Inc 86
432 REV Group, Inc 5
6,127 * Rocket Lab USA, Inc 25
3,263 Rockwell Automation, Inc 702
878 Rush Enterprises, Inc (Class A) 39
385 Rush Enterprises, Inc (Class B) 18
1,976 * Sarcos Technology and Robotics Corp 4
4,273 Sensata Technologies Holding plc 159
3,098 * Shoals Technologies Group, Inc 67
1,169 Shyft Group, Inc 24
1,204 Simpson Manufacturing Co, Inc 94
1,315 * SiteOne Landscape Supply, Inc 137
1,357 Snap-On, Inc 273
3,290 Spirit Aerosystems Holdings, Inc (Class A) 72
1,497 * SPX Technologies, Inc 83
472 Standex International Corp 39
4,204 Stanley Black & Decker, Inc 316
4,021 *,e Stem, Inc 54
1,004 * Sterling Construction Co, Inc 22

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
5,997 * Sunrun, Inc $ 165
647 Tennant Co 37
1,919 Terex Corp 57
1,109 Textainer Group Holdings Ltd 30
5,699 Textron, Inc 332
853 * Thermon Group Holdings 13
2,010 Timken Co 119
1,266 * Titan International, Inc 15
491 * Titan Machinery, Inc 14
2,967 Toro Co 257
927 * TPI Composites, Inc 10
6,555 Trane Technologies plc 949
100 * Transcat Inc 8
1,454 TransDigm Group, Inc 763
3,483 * Trex Co, Inc 153
2,047 Trinity Industries, Inc 44
1,236 Triton International Ltd 68
1,451 * Triumph Group, Inc 12
1,399 * Tutor Perini Corp 8
1,736 UFP Industries, Inc 125
1,969 * United Rentals, Inc 532
5,141 * Univar Solutions Inc 117
582 Valmont Industries, Inc 156
455 * Vectrus, Inc 16
419 * Veritiv Corp 41
8,077 Vertiv Holdings Co 79
649 * Vicor Corp 38
3,837 * View, Inc 5
6,356 *,e Virgin Galactic Holdings, Inc 30
1,330 W.W. Grainger, Inc 651
1,281 Wabash National Corp 20
901 Watsco, Inc 232
645 Watts Water Technologies, Inc (Class A) 81
1,330 * WESCO International, Inc 159
4,827 Westinghouse Air Brake Technologies Corp 393
5,681 * WillScot Mobile Mini Holdings Corp 229
1,753 Woodward Inc 141
5,094 Xylem, Inc 445
3,642 Zurn Water Solutions Corp 89
TOTAL CAPITAL GOODS 59,288
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
2,170 ABM Industries, Inc 83
3,257 ACCO Brands Corp 16
2,888 * ACV Auctions, Inc 21
8,912 * Alight, Inc 65
452 e Aris Water Solution, Inc 6
1,481 * ASGN Inc 134
274 Barrett Business Services, Inc 21
3,702 Booz Allen Hamilton Holding Co 342
1,283 Brady Corp (Class A) 54
511 * BrightView Holdings, Inc 4
1,108 Brink's Co 54
678 * CACI International, Inc (Class A) 177
1,375 * Casella Waste Systems, Inc (Class A) 105
1,147 * CBIZ, Inc 49
600 * Cimpress plc 15
2,403 Cintas Corp 933
13,091 * Clarivate Analytics plc 123
1,537 * Clean Harbors, Inc 169
5,924 * Copart, Inc 630

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
3,089 * CoreCivic, Inc $ 27
10,761 * CoStar Group, Inc 750
260 CRA International, Inc 23
1,062 Deluxe Corp 18
1,159 * Driven Brands Holdings, Inc 32
6,346 Dun & Bradstreet Holdings, Inc 79
1,051 Ennis, Inc 21
3,487 Equifax, Inc 598
1,599 Exponent, Inc 140
972 * First Advantage Corp 12
381 * Forrester Research, Inc 14
419 * Franklin Covey Co 19
784 * FTI Consulting, Inc 130
3,108 *,e Geo Group, Inc 24
2,590 * Harsco Corp 10
2,398 Healthcare Services Group 29
711 Heidrick & Struggles International, Inc 18
555 * Heritage-Crystal Clean, Inc 16
2,407 Herman Miller, Inc 38
392 * HireRight Holdings Corp 6
1,526 HNI Corp 40
669 * Huron Consulting Group, Inc 44
3,942 * IAA, Inc 126
637 ICF International, Inc 69
975 Insperity, Inc 100
1,293 Interface, Inc 12
3,496 Jacobs Solutions, Inc 379
3,912 * KAR Auction Services, Inc 44
4,068 KBR, Inc 176
1,192 Kelly Services, Inc (Class A) 16
681 Kforce, Inc 40
1,392 Kimball International, Inc (Class B) 9
1,748 Korn/Ferry International 82
2,559 *,e Legalzoom.com, Inc 22
3,966 Leidos Holdings, Inc 347
3,403 *,e Li-Cycle Holdings Corp 18
1,551 Manpower, Inc 100
271 Matthews International Corp (Class A) 6
640 * Montrose Environmental Group, Inc 22
877 MSA Safety, Inc 96
10,382 Nielsen NV 288
563 NL Industries, Inc 4
5,559 Pitney Bowes, Inc 13
3,913 *,e Planet Labs PBC 21
5,732 Republic Services, Inc 780
1,107 Resources Connection, Inc 20
3,044 Robert Half International, Inc 233
6,805 Rollins, Inc 236
1,668 Science Applications International Corp 147
1,592 *,e Skillsoft Corp 3
672 * SP Plus Corp 21
3,221 * Spire Global, Inc 3
3,128 Steelcase, Inc (Class A) 20
2,380 * Stericycle, Inc 100
422 *,e Sterling Check Corp 7
1,567 Tetra Tech, Inc 201
5,435 TransUnion 323
839 * TriNet Group, Inc 60
720 * TrueBlue, Inc 14
503 Unifirst Corp 85
3,454 * Upwork, Inc 47

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
4,290 Verisk Analytics, Inc $ 732
679 * Viad Corp 21
340 VSE Corp 12
11,502 Waste Management, Inc 1,843
279 * Willdan Group, Inc 4
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 11,991
CONSUMER DURABLES & APPAREL - 1.0%
821 Acushnet Holdings Corp 36
2,624 *,e Allbirds, Inc 8
1,837 *,e AMMO, Inc 5
1,140 * Beazer Homes USA, Inc 11
1,841 Brunswick Corp 121
3,596 * Callaway Golf Co 69
4,178 * Capri Holdings Ltd 161
1,022 Carter's, Inc 67
237 * Cavco Industries, Inc 49
917 Century Communities, Inc 39
729 Clarus Corp 10
905 Columbia Sportswear Co 61
1,521 * Crocs, Inc 104
743 * Deckers Outdoor Corp 232
8,880 DR Horton, Inc 598
1,525 Ermenegildo Zegna Holditalia S.p.A 16
958 Ethan Allen Interiors, Inc 20
1,713 * Fossil Group, Inc 6
4,285 Garmin Ltd 344
1,295 * G-III Apparel Group Ltd 19
4,066 * GoPro, Inc 20
992 * Green Brick Partners, Inc 21
8,742 e Hanesbrands, Inc 61
3,755 Hasbro, Inc 253
712 * Helen of Troy Ltd 69
148 * Hovnanian Enterprises, Inc 5
608 Installed Building Products, Inc 49
883 * iRobot Corp 50
232 Johnson Outdoors, Inc 12
1,408 KB Home 37
1,320 Kontoor Brands, Inc 44
412 * Latham Group, Inc 2
935 La-Z-Boy, Inc 21
4,140 Leggett & Platt, Inc 138
7,421 Lennar Corp (Class A) 553
349 Lennar Corp (Class B) 21
624 * LGI Homes, Inc 51
362 Lifetime Brands, Inc 2
336 * Lovesac Co 7
3,076 * Lululemon Athletica, Inc 860
69 * M/I Homes, Inc 3
688 * Malibu Boats, Inc 33
441 Marine Products Corp 4
673 * MasterCraft Boat Holdings, Inc 13
8,884 * Mattel, Inc 168
1,166 MDC Holdings, Inc 32
1,066 * Meritage Homes Corp 75
1,499 * Mohawk Industries, Inc 137
638 Movado Group, Inc 18
10,479 Newell Brands Inc 146
34,121 Nike, Inc (Class B) 2,836
84 * NVR, Inc 335
569 Oxford Industries, Inc 51

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
8,335 * Peloton Interactive, Inc $ 58
533 *,e PLBY Group, Inc 2
1,625 Polaris Inc 155
6,384 Pulte Homes, Inc 239
1,386 *,e Purple Innovation, Inc 6
2,029 PVH Corp 91
1,401 Ralph Lauren Corp 119
110 Rocky Brands, Inc 2
3,296 * Skechers U.S.A., Inc (Class A) 105
1,408 * Skyline Champion Corp 74
1,649 e Smith & Wesson Brands, Inc 17
3,687 * Sonos, Inc 51
1,625 Steven Madden Ltd 43
311 Sturm Ruger & Co, Inc 16
295 Superior Uniform Group, Inc 3
7,672 Tapestry, Inc 218
2,049 * Taylor Morrison Home Corp 48
5,156 Tempur Sealy International, Inc 124
2,789 Toll Brothers, Inc 117
918 * TopBuild Corp 151
1,338 * TRI Pointe Homes, Inc 20
1,520 * Tupperware Brands Corp 10
5,744 * Under Armour, Inc (Class A) 38
5,391 * Under Armour, Inc (Class C) 32
700 * Unifi, Inc 7
428 * Universal Electronics, Inc 8
9,697 VF Corp 290
4,902 * Vinco Ventures, Inc 5
997 * Vista Outdoor, Inc 24
1,629 * Vizio Holding Corp 14
1,740 * Vuzix Corp 10
1,611 Whirlpool Corp 217
2,662 Wolverine World Wide, Inc 41
2,480 * YETI Holdings, Inc 71
TOTAL CONSUMER DURABLES & APPAREL 10,529
CONSUMER SERVICES - 2.2%
1,998 * 2U, Inc 12
1,229 * Accel Entertainment, Inc 10
4,141 ADT, Inc 31
1,340 * Adtalem Global Education, Inc 49
10,828 * Airbnb, Inc 1,137
675 * American Public Education, Inc 6
6,092 ARAMARK Holdings Corp 190
925 * Bally's Corp 18
3,453 *,e Beachbody Co, Inc 3
39 * Biglari Holdings, Inc (B Shares) 5
817 * BJ's Restaurants, Inc 19
2,832 Bloomin' Brands, Inc 52
476 Bluegreen Vacations Holding Corp 8
1,108 * Booking Holdings, Inc 1,821
590 *,e Bowlero Corp 7
2,347 Boyd Gaming Corp 112
1,598 * Bright Horizons Family Solutions 92
1,545 * Brinker International, Inc 39
5,983 * Caesars Entertainment, Inc 193
25,476 * Carnival Corp 179
318 Carriage Services, Inc 10
761 * Century Casinos, Inc 5
1,085 e Cheesecake Factory 32
3,631 * Chegg, Inc 76

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
773 * Chipotle Mexican Grill, Inc (Class A) $ 1,162
891 Choice Hotels International, Inc 98
1,073 Churchill Downs, Inc 198
427 * Chuy's Holdings, Inc 10
2,931 * Coursera, Inc 32
711 Cracker Barrel Old Country Store, Inc 66
3,625 Darden Restaurants, Inc 458
1,228 * Dave & Buster's Entertainment, Inc 38
1,296 * Denny's Corp 12
458 Dine Brands Global Inc. 29
1,040 Domino's Pizza, Inc 323
9,124 * DraftKings, Inc 138
651 * Duolingo, Inc 62
809 * El Pollo Loco Holdings, Inc 7
455 European Wax Center, Inc 8
2,472 * Everi Holdings, Inc 40
4,188 * Expedia Group, Inc 392
2,305 * frontdoor, Inc 47
870 * Full House Resorts, Inc 5
412 * Golden Entertainment, Inc 14
115 Graham Holdings Co 62
951 * Grand Canyon Education, Inc 78
4,434 H&R Block, Inc 189
2,683 * Hilton Grand Vacations, Inc 88
7,574 Hilton Worldwide Holdings, Inc 914
1,223 * Hyatt Hotels Corp 99
494 * Inspired Entertainment, Inc 4
2,584 International Game Technology plc 41
410 Jack in the Box, Inc 30
2,068 e Krispy Kreme, Inc 24
9,535 * Las Vegas Sands Corp 358
3,222 Laureate Education, Inc 34
989 *,e Life Time Group Holdings, Inc 10
608 * Lindblad Expeditions Holdings, Inc 4
7,666 Marriott International, Inc (Class A) 1,074
1,129 Marriott Vacations Worldwide Corp 138
20,567 McDonald's Corp 4,746
9,389 MGM Resorts International 279
1,527 * Mister Car Wash, Inc 13
388 * Monarch Casino & Resort, Inc 22
149 * NEOGAMES S.A. 2
400 * Noodles & Co 2
11,836 *,e Norwegian Cruise Line Holdings Ltd 134
465 * ONE Group Hospitality, Inc 3
1,416 * OneSpaWorld Holdings Ltd 12
1,035 Papa John's International, Inc 72
4,478 * Penn National Gaming, Inc 123
2,656 * Perdoceo Education Corp 27
2,512 * Planet Fitness, Inc 145
417 * Portillo's, Inc 8
728 * PowerSchool Holdings, Inc 12
330 RCI Hospitality Holdings, Inc 22
1,677 Red Rock Resorts, Inc 57
2,290 * Rover Group, Inc 8
5,698 * Royal Caribbean Cruises Ltd 216
1,353 * Rush Street Interactive, Inc 5
1,174 Ruth's Hospitality Group Inc 20
2,866 * Scientific Games Corp (Class A) 123
1,376 * SeaWorld Entertainment, Inc 63
3,849 Service Corp International 222
1,083 * Shake Shack, Inc 49

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
2,486 * Six Flags Entertainment Corp $ 44
31,851 Starbucks Corp 2,684
673 Strategic Education, Inc 41
1,321 * Stride, Inc 56
2,381 *,e Sweetgreen, Inc 44
3,205 * Terminix Global Holdings, Inc 123
2,056 Texas Roadhouse, Inc (Class A) 179
1,969 Travel & Leisure Co 67
1,856 * Udemy, Inc 22
1,170 Vail Resorts, Inc 252
2,671 *,e Vivint Smart Home, Inc 18
4,018 Wendy's 75
930 Wingstop, Inc 117
1,421 * WW International Inc 6
2,646 Wyndham Hotels & Resorts, Inc 162
3,157 * Wynn Resorts Ltd 199
371 * Xponential Fitness, Inc 7
7,800 Yum! Brands, Inc 829
TOTAL CONSUMER SERVICES 21,702
DIVERSIFIED FINANCIALS - 5.2%
1,181 Affiliated Managers Group, Inc 132
13,354 AGNC Investment Corp 112
315 Alerus Financial Corp 7
8,828 Ally Financial, Inc 246
406 A-Mark Precious Metals, Inc 12
16,713 American Express Co 2,255
3,046 Ameriprise Financial, Inc 767
11,611 Annaly Capital Management, Inc 199
3,041 Apollo Commercial Real Estate Finance, Inc 25
12,781 Apollo Global Management, Inc 594
3,729 Arbor Realty Trust, Inc 43
1,014 Ares Commercial Real Estate Corp 11
4,393 Ares Management Corp 272
2,063 e ARMOUR Residential REIT, Inc 10
1,731 Artisan Partners Asset Management, Inc 47
802 * Assetmark Financial Holdings, Inc 15
269 Associated Capital Group, Inc 10
603 B. Riley Financial, Inc 27
1,284
Banco Latinoamericano de Exportaciones S.A. (Class
E) 17
20,568 Bank of New York Mellon Corp 792
50,190 * Berkshire Hathaway, Inc (Class B) 13,402
8,951 BGC Partners, Inc (Class A) 28
4,150 BlackRock, Inc 2,284
4,265 Blackstone Mortgage Trust, Inc 100
19,298 Blackstone, Inc 1,615
1,242 * Blucora, Inc 24
11,576 e Blue Owl Capital, Inc 107
1,604 Brightsphere Investment Group, Inc 24
3,033 BrightSpire Capital, Inc 19
4,897 Broadmark Realty Capital, Inc 25
2,523 * Cannae Holdings, Inc 52
10,697 Capital One Financial Corp 986
5,682 Carlyle Group, Inc 147
2,995 CBOE Global Markets, Inc 352
42,363 Charles Schwab Corp 3,045
5,843 e Chimera Investment Corp 31
2,359 Claros Mortgage Trust, Inc 28
9,925 CME Group, Inc 1,758
853 Cohen & Steers, Inc 53

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
4,422 * Coinbase Global, Inc $ 285
1,463 e Compass Diversified Trust 26
906 Cowen Group, Inc 35
199 * Credit Acceptance Corp 87
334 Curo Group Holdings Corp 1
118 Diamond Hill Investment Group, Inc 19
7,668 Discover Financial Services 697
1,075 * Donnelley Financial Solutions, Inc 40
620 Dynex Capital, Inc 7
1,030 e Ellington Financial Inc 12
553 * Encore Capital Group, Inc 25
1,226 * Enova International, Inc 36
9,797 Equitable Holdings, Inc 258
1,195 Evercore Inc 98
1,988 * Ezcorp, Inc (Class A) 15
993 Factset Research Systems, Inc 397
2,841 Federated Investors, Inc (Class B) 94
1,192 FirstCash Holdings, Inc 87
1,366 * Focus Financial Partners, Inc 43
2,037 Franklin BSP Realty Trust, Inc 22
8,239 Franklin Resources, Inc 177
181 GAMCO Investors, Inc (Class A) 3
559 e GCM Grosvenor, Inc 4
9,269 Goldman Sachs Group, Inc 2,716
1,667 Granite Point Mortgage Trust, Inc 11
1,775 * Green Dot Corp 34
904 Hamilton Lane, Inc 54
2,171 e
Hannon Armstrong Sustainable Infrastructure Capital,
Inc 65
1,371 Houlihan Lokey, Inc 103
2,433 Interactive Brokers Group, Inc (Class A) 156
15,547 Intercontinental Exchange Group, Inc 1,405
10,471 Invesco Ltd 143
645 e Invesco Mortgage Capital, Inc 7
2,026 Jackson Financial, Inc 56
4,371 Janus Henderson Group plc 89
6,446 Jefferies Financial Group, Inc 190
15,916 KKR & Co, Inc 684
933 KKR Real Estate Finance Trust, Inc 15
2,645 Ladder Capital Corp 24
3,360 Lazard Ltd (Class A) 107
2,865 * LendingClub Corp 32
334 * LendingTree, Inc 8
2,200 LPL Financial Holdings, Inc 481
1,069 MarketAxess Holdings, Inc 238
2,348 MFA Financial, Inc 18
1,603 Moelis & Co 54
3,839 * Moneylion, Inc 3
4,380 Moody's Corp 1,065
35,172 Morgan Stanley 2,779
671 Morningstar, Inc 142
2,209 MSCI, Inc (Class A) 932
9,273 Nasdaq Inc 526
1,318 Navient Corp 19
249 Nelnet, Inc (Class A) 20
619 * NerdWallet, Inc 6
11,204 New Residential Investment Corp 82
9,097 New York Mortgage Trust, Inc 21
5,699 Northern Trust Corp 488
2,990 OneMain Holdings, Inc 88
3,011 * Open Lending Corp 24

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
563 * Oportun Financial Corp $ 2
448 Oppenheimer Holdings, Inc 14
651 e Orchid Island Capital, Inc 5
2,603 PennyMac Mortgage Investment Trust 31
745 Perella Weinberg Partners 5
553 Piper Jaffray Cos 58
727 PJT Partners, Inc 49
1,565 * PRA Group, Inc 51
1,741 * PROG Holdings, Inc 26
527 Pzena Investment Management, Inc (Class A) 5
5,107 Raymond James Financial, Inc 505
1,249 e Ready Capital Corp 13
2,761 e Redwood Trust, Inc 16
383 Regional Management Corp 11
15,885 *,e Robinhood Markets, Inc 160
9,338 S&P Global, Inc 2,851
551 Sculptor Capital Management, Inc 5
2,653 SEI Investments Co 130
7,973 SLM Corp 112
22,427 * SoFi Technologies, Inc 109
7,310 Starwood Property Trust, Inc 133
10,415 State Street Corp 633
1,257 StepStone Group, Inc 31
2,962 Stifel Financial Corp 154
601 * StoneX Group, Inc 50
13,557 Synchrony Financial 382
6,251 T Rowe Price Group, Inc 656
1,884 TPG RE Finance Trust, Inc 13
2,955 Tradeweb Markets, Inc 167
8,413 Two Harbors Investment Corp 28
2,095 *,e Upstart Holdings, Inc 44
2,593 Virtu Financial, Inc 54
255 Virtus Investment Partners, Inc 41
2,651 Voya Financial, Inc 160
4,611 WisdomTree Investments, Inc 22
160 * World Acceptance Corp 16
TOTAL DIVERSIFIED FINANCIALS 51,768
ENERGY - 4.7%
684 *,e Aemetis, Inc 4
1,963 * Alto Ingredients, Inc 7
394 e Altus Midstream Co 13
1,272 * Amplify Energy Corp 8
9,807 Antero Midstream Corp 90
8,344 * Antero Resources Corp 255
9,623 APA Corp 329
402 Arch Resources, Inc 48
1,476 * Archaea Energy, Inc 27
3,123 Archrock, Inc 20
831 * Ardmore Shipping Corp 8
25,822 Baker Hughes Co 541
1,669 Berry Petroleum Co LLC 12
1,978 Bonanza Creek Energy, Inc 113
3,778 * Borr Drilling Ltd 13
1,547 Brigham Minerals, Inc 38
510 * Bristow Group, Inc 12
21,497 Cabot Oil & Gas Corp 561
1,403 Cactus, Inc 54
2,028 California Resources Corp 78
1,322 * Callon Petroleum Co 46
230 *,e Centrus Energy Corp 9

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
5,414 ChampionX Corp $ 106
7,073 Cheniere Energy, Inc 1,173
3,524 Chesapeake Energy Corp 332
54,696 Chevron Corp 7,858
4,074 * Clean Energy Fuels Corp 22
5,835 * CNX Resources Corp 91
2,351 * Comstock Resources Inc 41
35,619 ConocoPhillips 3,645
912 CONSOL Energy, Inc 59
637 Continental Resources, Inc 43
681 e Crescent Energy, Inc 9
875 CVR Energy, Inc 25
1,947 Delek US Holdings, Inc 53
1,483 * Denbury, Inc 128
18,402 Devon Energy Corp 1,106
3,794 DHT Holdings, Inc 29
3,680 * Diamond Offshore Drilling, Inc 24
4,977 Diamondback Energy, Inc 600
535 * DMC Global, Inc 9
1,083 Dorian LPG Ltd 15
1,195 * Dril-Quip, Inc 23
2,913 DT Midstream, Inc 151
1,219 * Earthstone Energy, Inc 15
4,018 *,e Energy Fuels, Inc 25
800 Enviva, Inc 48
16,456 EOG Resources, Inc 1,839
10,320 EQT Corp 421
12,086 Equitrans Midstream Corp 90
428 Excelerate Energy, Inc 10
116,400 Exxon Mobil Corp 10,163
691 e FLEX LNG Ltd 22
1,917 * Frank's International NV 24
3,756 e Frontline Ltd 41
5,829 *,e Gevo, Inc 13
2,739 * Golar LNG Ltd 68
1,490 * Green Plains Inc 43
278 * Gulfport Energy Operating Corp 25
25,715 Halliburton Co 633
5,378 * Helix Energy Solutions Group, Inc 21
2,774 Helmerich & Payne, Inc 103
7,937 Hess Corp 865
4,114 HF Sinclair Corp 221
1,167 International Seaways, Inc 41
56,038 Kinder Morgan, Inc 932
12,210 * Kosmos Energy Ltd 63
458 * Laredo Petroleum, Inc 29
4,108 * Liberty Oilfield Services, Inc 52
4,177 Magnolia Oil & Gas Corp 83
19,030 Marathon Oil Corp 430
13,958 Marathon Petroleum Corp 1,386
2,911 Matador Resources Co 142
3,745 Murphy Oil Corp 132
238 * Nabors Industries Ltd 24
639 * National Energy Services Reunited Corp 4
1,311 New Fortress Energy, Inc 57
3,366 * Newpark Resources, Inc 8
4,954 * NexTier Oilfield Solutions, Inc 37
920 * Noble Corp plc 27
3,925 Nordic American Tankers Ltd 10
1,684 Northern Oil and Gas, Inc 46
10,664 NOV, Inc 173

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
1,043 Oasis Petroleum, Inc $ 143
22,739 Occidental Petroleum Corp 1,397
2,352 * Oceaneering International, Inc 19
2,073 * Oil States International, Inc 8
12,709 ONEOK, Inc 651
7,048 Ovintiv, Inc 324
1,291 * Par Pacific Holdings, Inc 21
5,742 Patterson-UTI Energy, Inc 67
2,663 * PBF Energy, Inc 94
2,461 PDC Energy, Inc 142
3,255 *,e Peabody Energy Corp 81
544 Penn Virginia Corp 17
5,026 * Permian Resources Corp 34
13,451 Phillips 66 1,086
6,598 Pioneer Natural Resources Co 1,429
2,609 * ProPetro Holding Corp 21
7,142 Range Resources Corp 180
702 * Rex American Resources Corp 20
257 Riley Exploration Permian, Inc 5
2,001 * Ring Energy, Inc 5
2,256 RPC, Inc 16
792 * SandRidge Energy, Inc 13
39,549 Schlumberger Ltd 1,420
1,622 Scorpio Tankers, Inc 68
1,587 * Select Energy Services, Inc 11
2,365 SFL Corp Ltd 22
258 *,e SilverBow Resources, Inc 7
259 e Sitio Royalties Corp 6
3,447 SM Energy Co 130
886 Solaris Oilfield Infrastructure, Inc 8
31,038 * Southwestern Energy Co 190
1,668 * Talos Energy, Inc 28
6,202 Targa Resources Investments, Inc 374
560 * Teekay Tankers Ltd 15
14,573 *,e Tellurian, Inc 35
3,440 * Tetra Technologies, Inc 12
166 Texas Pacific Land Corp 295
1,174 * Tidewater, Inc 25
7,605 * Uranium Energy Corp 27
3,976 *,e Ur-Energy, Inc 4
1,949 * US Silica Holdings, Inc 21
1,428 e Vaalco Energy, Inc 6
1,772 * Valaris Ltd 87
10,978 Valero Energy Corp 1,173
1,548 *,e Vertex Energy, Inc 10
3,587 * W&T Offshore, Inc 21
1,948 * Weatherford International Ltd 63
33,907 Williams Cos, Inc 971
1,789 World Fuel Services Corp 42
TOTAL ENERGY 47,038
FOOD & STAPLES RETAILING - 1.5%
4,646 Albertsons Cos, Inc 115
1,108 Andersons, Inc 34
3,420 * BJ's Wholesale Club Holdings, Inc 249
959 Casey's General Stores, Inc 194
776 * Chefs' Warehouse Holdings, Inc 22
12,281 Costco Wholesale Corp 5,800
2,474 * Grocery Outlet Holding Corp 82
1,600 * HF Foods Group Inc 6
555 Ingles Markets, Inc (Class A) 44

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
18,033 Kroger Co $ 789
345 Natural Grocers by Vitamin C 4
4,036 * Performance Food Group Co 173
820 Pricesmart, Inc 47
1,730 *,e Rite Aid Corp 9
957 SpartanNash Co 28
3,412 * Sprouts Farmers Market, Inc 95
13,771 SYSCO Corp 974
1,636 * United Natural Foods, Inc 56
5,895 * US Foods Holding Corp 156
292 Village Super Market (Class A) 6
20,210 Walgreens Boots Alliance, Inc 635
40,051 Walmart, Inc 5,195
313 Weis Markets, Inc 22
TOTAL FOOD & STAPLES RETAILING 14,735
FOOD, BEVERAGE & TOBACCO - 3.3%
4,487 *,e 22nd Century Group, Inc 4
50,725 Altria Group, Inc 2,048
1,201 *,e AppHarvest, Inc 2
15,756 Archer-Daniels-Midland Co 1,268
1,674 B&G Foods, Inc (Class A) 28
4,728 *,e Benson Hill, Inc 13
1,699 *,e Beyond Meat, Inc 24
285 * Boston Beer Co, Inc (Class A) 92
1,291 Brown-Forman Corp (Class A) 87
4,794 Brown-Forman Corp (Class B) 319
3,814 Bunge Ltd 315
583 Calavo Growers, Inc 18
1,263 Cal-Maine Foods, Inc 70
5,433 Campbell Soup Co 256
1,529 * Celsius Holdings, Inc 139
108,663 Coca-Cola Co 6,087
126 Coca-Cola Consolidated Inc 52
13,074 ConAgra Brands, Inc 427
4,334 Constellation Brands, Inc (Class A) 995
4,594 * Darling International, Inc 304
705 * Duckhorn Portfolio, Inc 10
5,653 Flowers Foods, Inc 140
1,151 Fresh Del Monte Produce, Inc 27
1,239 *,e Freshpet, Inc 62
16,645 General Mills, Inc 1,275
2,641 * Hain Celestial Group, Inc 45
4,031 Hershey Co 889
7,844 Hormel Foods Corp 356
3,112 * Hostess Brands, Inc 72
1,875 Ingredion, Inc 151
530 J&J Snack Foods Corp 69
3,132 J.M. Smucker Co 430
368 John B. Sanfilippo & Son, Inc 28
6,867 Kellogg Co 478
23,053 Keurig Dr Pepper, Inc 826
20,047 Kraft Heinz Co 669
3,732 Lamb Weston Holdings, Inc 289
566 Lancaster Colony Corp 85
1,056 * Landec Corp 9
6,957 McCormick & Co, Inc 496
476 MGP Ingredients, Inc 51
684 * Mission Produce, Inc 10
5,174 Molson Coors Brewing Co (Class B) 248
37,991 Mondelez International, Inc 2,083

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
10,175 * Monster Beverage Corp $ 885
118 National Beverage Corp 5
38,433 PepsiCo, Inc 6,275
43,331 Philip Morris International, Inc 3,597
1,486 * Pilgrim's Pride Corp 34
1,785 * Post Holdings, Inc 146
4,873 Primo Water Corp 61
8 Seaboard Corp 27
226 * Seneca Foods Corp 11
2,221 * Simply Good Foods Co 71
537 * Sovos Brands, Inc 8
2,448 * SunOpta, Inc 22
1,227 *,e Tattooed Chef, Inc 6
364 Tootsie Roll Industries, Inc 12
1,691 * TreeHouse Foods, Inc 72
310 Turning Point Brands, Inc 7
7,894 Tyson Foods, Inc (Class A) 520
627 Universal Corp 29
1,426 Utz Brands, Inc 22
4,010 Vector Group Ltd 35
574 *,e Vintage Wine Estates, Inc 2
630 * Vita Coco Co, Inc 7
689 * Vital Farms, Inc 8
451 * Whole Earth Brands, Inc 2
TOTAL FOOD, BEVERAGE & TOBACCO 33,210
HEALTH CARE EQUIPMENT & SERVICES - 6.2%
4,943 * 1Life Healthcare, Inc 85
47,634 Abbott Laboratories 4,609
1,308 * Abiomed, Inc 321
2,626 * Acadia Healthcare Co, Inc 205
1,487 * Accolade, Inc 17
2,296 * AdaptHealth Corp 43
409 * Addus HomeCare Corp 39
462 *,e Agiliti, Inc 7
5,106 * agilon health, Inc 120
2,242 * Align Technology, Inc 464
2,083 * Alignment Healthcare, Inc 25
2,755 * Allscripts Healthcare Solutions, Inc 42
2,458 * Alphatec Holdings Inc 21
872 * Amedisys, Inc 84
5,730 * American Well Corp 21
4,259 AmerisourceBergen Corp 576
1,306 * AMN Healthcare Services, Inc 138
1,310 * Angiodynamics, Inc 27
1,046 *,e Apollo Medical Holdings, Inc 41
1,229 * AtriCure, Inc 48
40 Atrion Corp 23
1,650 * Avanos Medical, Inc 36
920 * Aveanna Healthcare Holdings, Inc 1
1,009 * AxoGen, Inc 12
1,185 * Axonics Modulation Technologies, Inc 83
4,117 * Babylon Holdings Ltd 2
14,132 Baxter International, Inc 761
7,983 Becton Dickinson & Co 1,779
681 * BioLife Solutions Inc 15
262 *,e Bioventus, Inc 2
39,262 * Boston Scientific Corp 1,521
6,211 * Brookdale Senior Living, Inc 27
4,980 *,e Butterfly Network, Inc 23
4,274 * Cano Health, Inc 37

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
7,197 Cardinal Health, Inc $ 480
1,207 * Cardiovascular Systems, Inc 17
1,536 *,e CareMax, Inc 11
627 * Castle Biosciences, Inc 16
15,999 * Centene Corp 1,245
3,092 * Certara, Inc 41
4,212 * Cerus Corp 15
6,191 * Change Healthcare, Inc 170
365 Chemed Corp 159
8,407 Cigna Corp 2,333
10,784 *,e Clover Health Investments Corp 18
3,702 * Community Health Systems, Inc 8
481 * Computer Programs & Systems, Inc 13
671 Conmed Corp 54
504 * Convey Holding Parent, Inc 5
1,318 Cooper Cos, Inc 348
137 * Corvel Corp 19
3,149 * Covetrus, Inc 66
1,273 * Cross Country Healthcare, Inc 36
1,250 * CryoLife, Inc 17
1,192 * CryoPort, Inc 29
2,947 *,e Cue Health, Inc 9
593 * Cutera, Inc 27
36,874 CVS Health Corp 3,517
1,340 * DaVita, Inc 111
792 * Definitive Healthcare Corp 12
5,191 Dentsply Sirona, Inc 147
10,971 * Dexcom, Inc 884
2,001 * DocGo, Inc 20
2,649 *,e Doximity, Inc 80
17,346 * Edwards Lifesciences Corp 1,433
6,750 Elevance Health, Inc 3,066
1,639 Embecta Corp 47
2,399 Encompass Health Corp 109
1,534 * Enhabit, Inc 22
1,154 * Enovis Corp 53
1,488 Ensign Group, Inc 118
3,894 * Envista Holdings Corp 128
2,165 * Evolent Health, Inc 78
3,412 * Figs, Inc 28
604 * Fulgent Genetics, Inc 23
1,276 * Glaukos Corp 68
2,038 * Globus Medical, Inc 121
2,679 * Guardant Health, Inc 144
1,374 * Haemonetics Corp 102
1,155 * Hanger Inc 22
6,144 HCA Healthcare, Inc 1,129
1,262 * Health Catalyst, Inc 12
2,384 * HealthEquity, Inc 160
1,071 * HealthStream, Inc 23
3,965 * Henry Schein, Inc 261
236 * Heska Corp 17
3,283 * Hims & Hers Health, Inc 18
6,729 * Hologic, Inc 434
3,504 Humana, Inc 1,700
588 * ICU Medical, Inc 89
2,399 * IDEXX Laboratories, Inc 782
1,298 * Inari Medical, Inc 94
316 *,e Innovage Holding Corp 2
672 * Inogen, Inc 16
734 * Inspire Medical Systems, Inc 130

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
1,892 * Insulet Corp $ 434
935 * Integer Holding Corp 58
1,812 * Integra LifeSciences Holdings Corp 77
9,935 * Intuitive Surgical, Inc 1,862
5,991 *,e Invitae Corp 15
818 * iRhythm Technologies, Inc 102
390 * Joint Corp 6
2,613 Laboratory Corp of America Holdings 535
1,899 * Lantheus Holdings, Inc 134
562 LeMaitre Vascular, Inc 28
879 * LHC Group, Inc 144
1,759 *,e LifeStance Health Group, Inc 12
1,549 * LivaNova plc 79
1,396 * Masimo Corp 197
4,053 McKesson Corp 1,377
1,877 * MEDNAX, Inc 31
37,147 Medtronic plc 3,000
1,071 * Meridian Bioscience, Inc 34
1,636 * Merit Medical Systems, Inc 92
126 Mesa Laboratories, Inc 18
426 * ModivCare, Inc 42
1,532 * Molina Healthcare, Inc 505
10,341 *,e Multiplan Corp 30
1,138 *,e Nano-X Imaging Ltd 13
212 National Healthcare Corp 13
357 National Research Corp 14
2,862 * Neogen Corp 40
1,074 * Nevro Corp 50
1,960 * NextGen Healthcare, Inc 35
2,637 * Novocure Ltd 200
1,307 * NuVasive, Inc 57
3,059 * Oak Street Health, Inc 75
1,291 * Omnicell, Inc 112
13,300 * Opko Health, Inc 25
578 * OptimizeRx Corp 9
3,932 * Option Care Health, Inc 124
2,181 * OraSure Technologies, Inc 8
679 * Orthofix Medical Inc 13
357 * OrthoPediatrics Corp 16
1,325 * Outset Medical, Inc 21
2,217 Owens & Minor, Inc 53
1,177 * Paragon 28, Inc 21
1,971 Patterson Cos, Inc 47
942 * Pennant Group, Inc 10
1,020 * Penumbra, Inc 193
619 * PetIQ, Inc 4
1,246 * Phreesia, Inc 32
3,275 Premier, Inc 111
1,116 * Privia Health Group, Inc 38
670 * PROCEPT BioRobotics Corp 28
1,851 * Progyny, Inc 69
3,887 * Project Roadrunner Parent, Inc 72
711 *,e Pulmonx Corp 12
3,134 Quest Diagnostics, Inc 385
1,394 * QuidelOrtho Corp 100
1,510 * RadNet, Inc 31
3,994 Resmed, Inc 872
558 * RxSight, Inc 7
1,342 * Schrodinger, Inc 34
640 * SeaSpine Holdings Corp 4
3,129 Select Medical Holdings Corp 69

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
4,050 *,e Sema4 Holdings Corp $ 4
12,510 *,e Senseonics Holdings, Inc 17
996 * Shockwave Medical Inc 277
815 * SI-BONE, Inc 14
775 * Sight Sciences, Inc 5
1,449 * Signify Health, Inc 42
987 * Silk Road Medical Inc 44
414 Simulations Plus, Inc 20
1,339 * Staar Surgical Co 94
2,725 STERIS plc 453
9,803 Stryker Corp 1,986
927 * Surgery Partners, Inc 22
516 * SurModics, Inc 16
468 * Tactile Systems Technology, Inc 4
1,948 * Tandem Diabetes Care, Inc 93
4,752 * Teladoc, Inc 120
1,270 Teleflex, Inc 256
3,172 * Tenet Healthcare Corp 164
604 * Transmedics Group, Inc 25
803 * Treace Medical Concepts, Inc 18
226 * UFP Technologies, Inc 19
26,024 UnitedHealth Group, Inc 13,143
1,745 Universal Health Services, Inc (Class B) 154
468 US Physical Therapy, Inc 36
149 Utah Medical Products, Inc 13
1,492 * Varex Imaging Corp 32
3,838 * Veeva Systems, Inc 633
5,433 * VG Acquisition Corp 16
1,334 * Vicarious Surgical, Inc 4
3,908 * ViewRay, Inc 14
5,739 Zimmer Biomet Holdings, Inc 600
635 * Zimvie, Inc 6
1,048 e Zynex Inc 10
TOTAL HEALTH CARE EQUIPMENT & SERVICES 61,774
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
2,708 *,e Beauty Health Co 32
3,638 * BellRing Brands, Inc 75
400 * Central Garden & Pet Co 14
1,366 * Central Garden and Pet Co (Class A) 47
6,646 Church & Dwight Co, Inc 475
3,573 Clorox Co 459
23,071 Colgate-Palmolive Co 1,621
9,161 * Coty, Inc 58
1,561 Edgewell Personal Care Co 58
1,085 * elf Beauty, Inc 41
2,086 Energizer Holdings, Inc 52
6,392 Estee Lauder Cos (Class A) 1,380
2,976 * Herbalife Nutrition Ltd 59
2,022 * Honest Co, Inc 7
625 Inter Parfums, Inc 47
9,169 Kimberly-Clark Corp 1,032
366 Medifast, Inc 40
537 * Nature's Sunshine Products, Inc 4
1,594 Nu Skin Enterprises, Inc (Class A) 53
3,350 * Olaplex Holdings, Inc 32
66,440 Procter & Gamble Co 8,388
1,260 Reynolds Consumer Products, Inc 33
1,088 Spectrum Brands Holdings, Inc 43
426 * USANA Health Sciences, Inc 24
1,597 *,e Veru, Inc 18

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
443 WD-40 Co $ 78
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 14,170
INSURANCE - 2.3%
17,787 Aflac, Inc 1,000
337 * Alleghany Corp 283
7,669 Allstate Corp 955
1,747 * AMBAC Financial Group, Inc 22
2,546 American Equity Investment Life Holding Co 95
1,850 American Financial Group, Inc 227
21,431 American International Group, Inc 1,018
751 Amerisafe, Inc 35
5,856 Aon plc 1,569
9,860 * Arch Capital Group Ltd 449
1,084 Argo Group International Holdings Ltd 21
5,687 Arthur J. Gallagher & Co 974
1,574 Assurant, Inc 229
1,602 Assured Guaranty Ltd 78
2,014 Axis Capital Holdings Ltd 99
7,141 *,e Bright Health Group, Inc 7
1,542 * Brighthouse Financial, Inc 67
6,379 Brown & Brown, Inc 386
1,510 * BRP Group, Inc 40
11,669 Chubb Ltd 2,122
4,237 Cincinnati Financial Corp 380
864 CNA Financial Corp 32
2,368 Conseco, Inc 43
406 Donegal Group, Inc (Class A) 5
746 * eHealth, Inc 3
1,061 Employers Holdings, Inc 37
333 * Enstar Group Ltd 56
689 Erie Indemnity Co (Class A) 153
1,038 Everest Re Group Ltd 272
7,302 Fidelity National Financial Inc 264
2,961 First American Financial Corp 137
9,101 * Genworth Financial, Inc (Class A) 32
2,420 Globe Life, Inc 241
512 * Goosehead Insurance, Inc 18
621 * Greenlight Capital Re Ltd (Class A) 5
1,148 Hanover Insurance Group, Inc 147
9,134 Hartford Financial Services Group, Inc 566
290 e HCI Group, Inc 11
349 * Hippo Holdings, Inc 6
1,591 Horace Mann Educators Corp 56
62 Investors Title Co 9
865 James River Group Holdings Ltd 20
1,556 Kemper Corp 64
651 Kinsale Capital Group, Inc 166
1,146 * Lemonade, Inc 24
5,255 Lincoln National Corp 231
5,410 Loews Corp 270
362 * Markel Corp 392
13,822 Marsh & McLennan Cos, Inc 2,063
2,049 * MBIA, Inc 19
754 Mercury General Corp 21
19,158 Metlife, Inc 1,164
92 National Western Life Group, Inc 16
394 * NI Holdings, Inc 5
7,499 Old Republic International Corp 157
3,765 * Oscar Health, Inc 19
682 * Palomar Holdings, Inc 57

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
1,013 Primerica, Inc $ 125
6,857 Principal Financial Group 495
1,956 ProAssurance Corp 38
16,162 Progressive Corp 1,878
10,424 Prudential Financial, Inc 894
1,995 Reinsurance Group of America, Inc (Class A) 251
1,234 RenaissanceRe Holdings Ltd 173
1,226 RLI Corp 126
231 *,e Root, Inc 2
2,077 * Ryan Specialty Group Holdings, Inc 84
192 Safety Insurance Group, Inc 16
1,895 Selective Insurance Group, Inc 154
4,001 * Selectquote, Inc 3
2,745 * SiriusPoint Ltd 14
815 Stewart Information Services Corp 36
1,255 Tiptree Inc 14
6,665 Travelers Cos, Inc 1,021
1,119 *,e Trupanion, Inc 67
844 United Fire Group Inc 24
1,340 Universal Insurance Holdings, Inc 13
4,932 Unum Group 191
5,570 W.R. Berkley Corp 360
94 White Mountains Insurance Group Ltd 122
3,043 Willis Towers Watson plc 611
TOTAL INSURANCE 23,549
MATERIALS - 2.8%
675 *,e 5E Advanced Materials, Inc 7
889 AdvanSix, Inc 29
6,113 Air Products & Chemicals, Inc 1,423
3,242 Albemarle Corp 857
5,296 Alcoa Corp 178
3,295 * Allegheny Technologies, Inc 88
491 Alpha Metallurgical Resources, Inc 67
41,501 Amcor plc 445
1,143 American Vanguard Corp 21
1,717 Aptargroup, Inc 163
2,870 * Arconic Corp 49
716 † Ardagh Group S.A. 9
4,201 e Ardagh Metal Packaging S.A. 20
1,363 Ashland Global Holdings, Inc 129
562 * Aspen Aerogels, Inc 5
2,337 Avery Dennison Corp 380
2,934 Avient Corp 89
5,815 * Axalta Coating Systems Ltd 122
794 Balchem Corp 97
8,742 Ball Corp 422
3,438 * Berry Global Group, Inc 160
1,693 Cabot Corp 108
1,242 Carpenter Technology Corp 39
3,001 Celanese Corp (Series A) 271
1,274 * Century Aluminum Co 7
5,564 CF Industries Holdings, Inc 536
284 Chase Corp 24
4,211 Chemours Co 104
623 * Clearwater Paper Corp 23
14,347 * Cleveland-Cliffs, Inc 193
6,825 * Coeur Mining, Inc 23
2,958 Commercial Metals Co 105
1,021 Compass Minerals International, Inc 39
3,240 * Constellium SE 33

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
19,994 Corteva, Inc $ 1,143
3,202 Crown Holdings, Inc 259
1,980 *,e Danimer Scientific, Inc 6
1,798 * Diversey Holdings Ltd 9
20,317 Dow, Inc 893
14,363 DuPont de Nemours, Inc 724
983 Eagle Materials, Inc 105
3,506 Eastman Chemical Co 249
6,784 Ecolab, Inc 980
6,085 Element Solutions, Inc 99
3,528 FMC Corp 373
39,610 Freeport-McMoRan, Inc (Class B) 1,083
954 FutureFuel Corp 6
23,436 *,e Ginkgo Bioworks Holdings, Inc 73
1,827 Glatfelter Corp 6
7,879 Graphic Packaging Holding Co 156
985 Greif, Inc (Class A) 59
203 Greif, Inc (Class B) 12
1,239 H.B. Fuller Co 74
754 Hawkins, Inc 29
501 Haynes International, Inc 18
16,414 Hecla Mining Co 65
4,964 Huntsman Corp 122
4,044 *,e Hycroft Mining Holding Corp 2
1,288 * Ingevity Corp 78
872 Innospec, Inc 75
7,178 International Flavors & Fragrances, Inc 652
10,180 International Paper Co 323
362 * Intrepid Potash, Inc 14
443 Kaiser Aluminum Corp 27
850 Koppers Holdings, Inc 18
893 Kronos Worldwide, Inc 8
13,953 Linde plc 3,762
4,445 * Livent Corp 136
2,293 Louisiana-Pacific Corp 117
952 * LSB Industries, Inc 14
6,951 LyondellBasell Industries NV 523
1,753 Martin Marietta Materials, Inc 565
467 Materion Corp 37
838 Minerals Technologies, Inc 41
9,641 Mosaic Co 466
2,475 * MP Materials Corp 68
871 Myers Industries, Inc 14
126 NewMarket Corp 38
22,296 Newmont Goldcorp Corp 937
8,146 * Novagold Resources Inc 38
7,341 Nucor Corp 785
5,026 * O-I Glass, Inc 65
3,486 Olin Corp 149
395 Olympic Steel, Inc 9
2,691 * Origin Materials, Inc 14
2,087 Orion Engineered Carbons SA 28
2,401 Packaging Corp of America 270
728 Pactiv Evergreen, Inc 6
3,762 * Perimeter Solutions S.A. 30
464 * Piedmont Lithium, Inc 25
6,733 PPG Industries, Inc 745
890 * PQ Group Holdings, Inc 8
2,909 *,e PureCycle Technologies, Inc 23
452 Quaker Chemical Corp 65
646 Ramaco Resources, Inc 6

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
821 * Ranpak Holdings Corp $ 3
1,744 * Rayonier Advanced Materials, Inc 5
1,666 Reliance Steel & Aluminum Co 291
887 * Resolute Forest Products 18
1,819 Royal Gold, Inc 171
3,517 RPM International, Inc 293
592 Ryerson Holding Corp 15
941 Schnitzer Steel Industries, Inc (Class A) 27
1,637 Schweitzer-Mauduit International, Inc 36
1,142 Scotts Miracle-Gro Co (Class A) 49
4,411 Sealed Air Corp 196
1,015 Sensient Technologies Corp 70
6,745 Sherwin-Williams Co 1,381
2,434 Silgan Holdings, Inc 102
2,707 Sonoco Products Co 154
2,484 Southern Copper Corp 111
5,527 SSR Mining, Inc 81
4,820 Steel Dynamics, Inc 342
479 Stepan Co 45
3,397 * Summit Materials, Inc 81
2,524 SunCoke Energy, Inc 15
905 Sylvamo Corp 31
1,535 * TimkenSteel Corp 23
1,164 Tredegar Corp 11
1,789 Trimas Corp 45
857 Trinseo plc 16
3,174 Tronox Holdings plc 39
66 United States Lime & Minerals, Inc 7
5,821 United States Steel Corp 105
4,362 Valvoline, Inc 111
3,732 Vulcan Materials Co 589
1,235 Warrior Met Coal, Inc 35
886 Westlake Chemical Corp 77
6,940 WestRock Co 214
858 Worthington Industries, Inc 33
TOTAL MATERIALS 27,811
MEDIA & ENTERTAINMENT - 6.3%
21,427 Activision Blizzard, Inc 1,593
2,653 Adeia, Inc 38
1,783 * Advantage Solutions, Inc 4
167,312 * Alphabet, Inc (Class A) 16,003
150,641 * Alphabet, Inc (Class C) 14,484
6,143 * Altice USA, Inc 36
12,774 *,e AMC Entertainment Holdings, Inc 89
921 * AMC Networks, Inc 19
353 * Boston Omaha Corp 8
2,348 * Bumble, Inc 50
163 Cable One, Inc 139
941 * Cardlytics, Inc 9
2,709 * Cargurus, Inc 38
2,223 * Cars.com, Inc 26
3,103 * Charter Communications, Inc 941
3,434 * Cinemark Holdings, Inc 42
10,518 * Clear Channel 14
122,364 Comcast Corp (Class A) 3,589
46 * Daily Journal Corp 12
6,813 * DISH Network Corp (Class A) 94
7,824 Electronic Arts, Inc 905
4,712 * Entercom Communications Corp 2
2,637 Entravision Communications Corp (Class A) 10

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
2,165 *,e Eventbrite Inc $ 13
452 * EverQuote Inc 3
1,941 * EW Scripps Co (Class A) 22
8,572 Fox Corp (Class A) 263
3,832 Fox Corp (Class B) 109
3,947 *,e fuboTV, Inc 14
4,050 * Gannett Co, Inc 6
2,117 Gray Television, Inc 30
2,290 * IAC 127
3,188 * iHeartMedia, Inc 23
1,677 * Imax Corp 24
1,209 * Integral Ad Science Holding Corp 9
11,025 Interpublic Group of Cos, Inc 282
1,411 John Wiley & Sons, Inc (Class A) 53
428 *,e Liberty Braves Group (Class A) 12
1,434 * Liberty Braves Group (Class C) 39
661 Liberty Broadband Corp (Class A) 49
3,561 * Liberty Broadband Corp (Class C) 263
300 * Liberty Media Group (Class A) 16
5,333 * Liberty Media Group (Class C) 312
1,910 Liberty SiriusXM Group (Class A) 73
4,795 * Liberty SiriusXM Group (Class C) 181
2,000 * Lions Gate Entertainment Corp (Class A) 15
3,835 * Lions Gate Entertainment Corp (Class B) 27
4,246 * Live Nation, Inc 323
627 * Madison Square Garden Co 86
832 * Madison Square Garden Entertainment Corp 37
3,683 * Magnite, Inc 24
736 e Marcus Corp 10
8,083 * Match Group, Inc 386
584 * MediaAlpha, Inc 5
63,805 * Meta Platforms, Inc 8,657
12,195 * Netflix, Inc 2,871
4,377 New York Times Co (Class A) 126
10,391 News Corp (Class A) 157
3,112 News Corp (Class B) 48
1,183 Nexstar Media Group Inc 197
5,954 Omnicom Group, Inc 376
244 e Paramount Global (Class A) 5
16,396 Paramount Global (Class B) 312
16,442 * Pinterest, Inc 383
2,020 * Playstudios, Inc 7
2,676 *,e Playtika Holding Corp 25
1,094 * PubMatic, Inc 18
1,192 * QuinStreet, Inc 13
12,415 * ROBLOX Corp 445
3,467 * Roku, Inc 196
1,096 Scholastic Corp 34
132 Sinclair Broadcast Group, Inc (Class A) 2
16,700 e Sirius XM Holdings, Inc 95
8,841 *,e Skillz, Inc 9
3,941 * Spotify Technology S.A. 340
1,585 * Stagwell, Inc 11
4,405 * Take-Two Interactive Software, Inc 480
708 * TechTarget, Inc 42
5,789 TEGNA, Inc 120
612 * Thryv Holdings, Inc 14
2,932 * TripAdvisor, Inc 65
2,406 * TrueCar, Inc 4
20,399 * Twitter, Inc 894
3,939 * Vimeo, Inc 16

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
50,699 * Walt Disney Co $ 4,782
66,296 * Warner Bros Discovery, Inc 762
1,263 * WideOpenWest, Inc 16
1,313 World Wrestling Entertainment, Inc (Class A) 92
2,109 * Yelp, Inc 72
1,245 * Ziff Davis Inc 85
1,977 * ZipRecruiter, Inc 33
7,616 * ZoomInfo Technologies, Inc 317
TOTAL MEDIA & ENTERTAINMENT 63,102
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
2,501 * 10X Genomics, Inc 71
702 * 2seventy bio, Inc 10
524 * 4D Molecular Therapeutics, Inc 4
382 * Aadi Bioscience, Inc 5
49,306 AbbVie, Inc 6,617
5,613 *,e AbCellera Biologics, Inc 55
1,494 * Absci Corp 5
3,739 * Acadia Pharmaceuticals, Inc 61
1,604 * Aclaris Therapeutics, Inc 25
488 * Adagio Therapeutics, Inc 2
3,224 * Adaptive Biotechnologies Corp 23
546 * Adicet Bio, Inc 8
4,828 *,e ADMA Biologics, Inc 12
1,175 * Aerie Pharmaceuticals, Inc 18
3,354 * Affimed NV 7
5,844 * Agenus, Inc 12
8,380 Agilent Technologies, Inc 1,019
1,876 * Agios Pharmaceuticals, Inc 53
718 * Akero Therapeutics, Inc 24
332 * Albireo Pharma, Inc 6
1,504 * Alector, Inc 14
4,357 * Alkermes plc 97
2,417 *,e Allogene Therapeutics, Inc 26
845 *,e Allovir, Inc 7
3,356 * Alnylam Pharmaceuticals, Inc 672
515 * ALX Oncology Holdings, Inc 5
14,865 Amgen, Inc 3,351
8,241 * Amicus Therapeutics, Inc 86
2,888 * Amneal Pharmaceuticals, Inc 6
1,331 * Amphastar Pharmaceuticals, Inc 37
285 * Amylyx Pharmaceuticals, Inc 8
679 * AnaptysBio, Inc 17
1,840 *,e Anavex Life Sciences Corp 19
292 * ANI Pharmaceuticals, Inc 9
566 * Anika Therapeutics, Inc 13
2,514 * Apellis Pharmaceuticals, Inc 172
2,291 *,e Arbutus Biopharma Corp 4
625 * Arcturus Therapeutics Holdings, Inc 9
1,321 * Arcus Biosciences, Inc 35
782 * Arcutis Biotherapeutics, Inc 15
3,104 * Arrowhead Pharmaceuticals Inc 103
1,292 * Arvinas, Inc 57
2,394 * Atara Biotherapeutics, Inc 9
1,878 * Atea Pharmaceuticals, Inc 11
866 * Athira Pharma, Inc 3
478 * Aura Biosciences, Inc 9
3,648 * Aurinia Pharmaceuticals, Inc 27
17,155 * Avantor, Inc 336
1,798 * Avid Bioservices, Inc 34
1,307 * Avidity Biosciences, Inc 21

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
854 *,e Axsome Therapeutics, Inc $ 38
1,758 *,e Beam Therapeutics, Inc 84
1,405 * Berkeley Lights, Inc 4
5,428 * BioCryst Pharmaceuticals, Inc 68
4,138 * Biogen, Inc 1,105
1,734 * Biohaven Pharmaceutical Holding Co Ltd 262
5,199 * BioMarin Pharmaceutical, Inc 441
8,439 *,e Bionano Genomics, Inc 15
626 * Bio-Rad Laboratories, Inc (Class A) 261
1,113 Bio-Techne Corp 316
343 *,e Bioxcel Therapeutics Inc 4
2,108 *,e Bluebird Bio, Inc 13
1,758 * Blueprint Medicines Corp 116
3,248 * Bridgebio Pharma, Inc 32
59,122 Bristol-Myers Squibb Co 4,203
2,116 Brooks Automation, Inc 91
3,225 Bruker BioSciences Corp 171
970 * C4 Therapeutics, Inc 8
1,052 * Cara Therapeutics, Inc 10
1,462 * CareDx, Inc 25
1,471 * Caribou Biosciences, Inc 15
1,147 *,e Cassava Sciences, Inc 48
4,893 * Catalent, Inc 354
3,681 * Catalyst Pharmaceuticals, Inc 47
1,296 * Celldex Therapeutics, Inc 36
298 * Century Therapeutics, Inc 3
1,443 * Cerevel Therapeutics Holdings, Inc 41
1,399 * Charles River Laboratories International, Inc 275
1,707 * ChemoCentryx, Inc 88
1,747 * Chimerix, Inc 3
1,163 * Chinook Therapeutics, Inc 23
341 * CinCor Pharma, Inc 11
1,647 * Codexis, Inc 10
1,061 * Cogent Biosciences, Inc 16
2,173 * Coherus Biosciences, Inc 21
877 * Collegium Pharmaceutical, Inc 14
2,558 * Corcept Therapeutics, Inc 66
1,406 * Crinetics Pharmaceuticals, Inc 28
2,490 * CTI BioPharma Corp 14
660 * Cullinan Oncology, Inc 8
3,007 * Cytek Biosciences, Inc 44
2,182 * Cytokinetics, Inc 106
18,029 Danaher Corp 4,657
731 * Day One Biopharmaceuticals, Inc 15
1,209 * Deciphera Pharmaceuticals, Inc 22
2,697 * Denali Therapeutics, Inc 83
890 * Design Therapeutics, Inc 15
755 * DICE Therapeutics, Inc 15
3,515 * Dynavax Technologies Corp 37
858 * Dyne Therapeutics, Inc 11
323 * Eagle Pharmaceuticals, Inc 9
262 *,e Edgewise Therapeutics, Inc 3
2,042 *,e Editas Medicine, Inc 25
933 * Eiger BioPharmaceuticals, Inc 7
12,879 * Elanco Animal Health, Inc 160
23,456 Eli Lilly & Co 7,584
1,340 * Emergent Biosolutions, Inc 28
648 * Enanta Pharmaceuticals, Inc 34
3,632 * EQRx, Inc 18
2,249 *,e Erasca, Inc 18
1,721 *,e Esperion Thereapeutics, Inc 12

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
702 * Evolus, Inc $ 6
5,124 * Exact Sciences Corp 166
9,139 * Exelixis, Inc 143
602 *,e EyePoint Pharmaceuticals, Inc 5
2,380 * Fate Therapeutics, Inc 53
2,752 * FibroGen, Inc 36
505 * Foghorn Therapeutics, Inc 4
937 * Forma Therapeutics Holdings, Inc 19
597 *,e Fulcrum Therapeutics, Inc 5
1,233 * Generation Bio Co 7
12,566 *,e Geron Corp 29
34,732 Gilead Sciences, Inc 2,143
1,912 * Global Blood Therapeutics, Inc 130
1,575 *,e Gossamer Bio, Inc 19
3,934 * Halozyme Therapeutics, Inc 156
588 * Harmony Biosciences Holdings, Inc 26
2,785 * Heron Therapeutics, Inc 12
6,213 * Horizon Therapeutics Plc 385
278 *,e Icosavax, Inc 1
950 * Ideaya Biosciences, Inc 14
229 *,e IGM Biosciences, Inc 5
4,413 * Illumina, Inc 842
699 *,e Imago Biosciences, Inc 10
1,987 *,e ImmunityBio, Inc 10
5,543 * Immunogen, Inc 26
1,107 * Immunovant, Inc 6
5,156 * Incyte Corp 344
813 *,e Inhibrx, Inc 15
2,407 * Innoviva, Inc 28
357 *,e Inotiv, Inc 6
6,194 *,e Inovio Pharmaceuticals, Inc 11
3,278 * Insmed, Inc 71
1,867 *,e Instil Bio, Inc 9
2,093 * Intellia Therapeutics, Inc 117
836 *,e Intercept Pharmaceuticals, Inc 12
2,522 * Intra-Cellular Therapies, Inc 117
4,151 * Ionis Pharmaceuticals, Inc 184
4,447 * Iovance Biotherapeutics, Inc 43
5,130 * IQVIA Holdings, Inc 929
4,209 * Ironwood Pharmaceuticals, Inc 44
572 * iTeos Therapeutics, Inc 11
2,922 * IVERIC bio, Inc 52
258 *,e Janux Therapeutics, Inc 3
1,671 * Jazz Pharmaceuticals plc 223
73,201 Johnson & Johnson 11,958
724 * Jounce Therapeutics, Inc 2
487 * KalVista Pharmaceuticals Inc 7
815 * Karuna Therapeutics, Inc 183
2,103 * Karyopharm Therapeutics, Inc 11
400 * Keros Therapeutics, Inc 15
1,311 * Kezar Life Sciences, Inc 11
706 * Kiniksa Pharmaceuticals Ltd 9
383 * Kinnate Biopharma, Inc 5
988 * Kodiak Sciences, Inc 8
1,128 * Kronos Bio, Inc 4
486 * Krystal Biotech Inc 34
1,654 * Kura Oncology, Inc 23
969 * Kymera Therapeutics, Inc 21
1,763 * Lexicon Pharmaceuticals, Inc 4
484 * Ligand Pharmaceuticals, Inc (Class B) 42
1,283 *,e Liquidia Corp 7

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
4,069 *,e Lyell Immunopharma, Inc $ 30
1,721 * MacroGenics, Inc 6
275 * Madrigal Pharmaceuticals, Inc 18
7,710 *,e MannKind Corp 24
3,088 * Maravai LifeSciences Holdings, Inc 79
2,546 * MaxCyte, Inc 17
805 * Medpace Holdings, Inc 126
548 * MeiraGTx Holdings plc 5
70,416 Merck & Co, Inc 6,064
1,994 * Mersana Therapeutics, Inc 13
625 * Mettler-Toledo International, Inc 678
3,231 *,e MiMedx Group, Inc 9
1,197 * Mirati Therapeutics, Inc 84
392 * Mirum Pharmaceuticals, Inc 8
9,504 * Moderna, Inc 1,124
213 *,e Monte Rosa Therapeutics, Inc 2
597 * Morphic Holding, Inc 17
2,502 * Myriad Genetics, Inc 48
1,328 * NanoString Technologies, Inc 17
2,327 * Natera, Inc 102
5,467 * Nektar Therapeutics 17
3,250 * NeoGenomics, Inc 28
2,550 * Neurocrine Biosciences, Inc 271
761 * NGM Biopharmaceuticals Inc 10
881 *,e Nkarta, Inc 12
2,168 *,e Novavax, Inc 39
1,379 * Nurix Therapeutics, Inc 18
214 *,e Nuvalent, Inc 4
4,458 * Nuvation Bio, Inc 10
5,511 *,e Ocugen, Inc 10
2,221 * Ocular Therapeutix, Inc 9
1,103 * Organogenesis Holdings Inc 4
6,992 Organon & Co 164
2,475 *,e Outlook Therapeutics, Inc 3
5,816 *,e Pacific Biosciences of California, Inc 34
1,343 * Pacira BioSciences Inc 71
3,578 PerkinElmer, Inc 431
4,000 Perrigo Co plc 143
157,342 Pfizer, Inc 6,885
575 *,e Phathom Pharmaceuticals, Inc 6
720 Phibro Animal Health Corp 10
754 *,e PMV Pharmaceuticals, Inc 9
2,006 * Point Biopharma Global, Inc 15
684 * Praxis Precision Medicines, Inc 2
2,435 * Precigen, Inc 5
1,585 * Prestige Consumer Healthcare, Inc. 79
2,427 *,† Progenics Pharmaceuticals, Inc 0
792 * Prometheus Biosciences, Inc 47
1,206 * Protagonist Therapeutics, Inc 10
1,011 * Prothena Corp plc 61
1,356 *,e Provention Bio, Inc 6
2,011 * PTC Therapeutics, Inc 101
6,175 * QIAGEN NV 255
914 * Quanterix Corp 10
2,497 * Quantum-Si, Inc 7
524 * RAPT Therapeutics, Inc 13
815 *,e Reata Pharmaceuticals, Inc 20
3,244 *,e Recursion Pharmaceuticals, Inc 34
2,878 * Regeneron Pharmaceuticals, Inc 1,983
1,062 * REGENXBIO, Inc 28
2,088 * Relay Therapeutics, Inc 47

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
940 * Relmada Therapeutics, Inc $ 35
1,598 * Repligen Corp 299
699 * Replimune Group, Inc 12
2,003 * Revance Therapeutics, Inc 54
1,744 * REVOLUTION Medicines, Inc 34
4,657 * Rigel Pharmaceuticals, Inc 5
1,412 * Rocket Pharmaceuticals, Inc 23
10,105 Royalty Pharma plc 406
1,665 * Sage Therapeutics, Inc 65
2,386 *,e Sana Biotechnology, Inc 14
3,362 * Sangamo Therapeutics Inc 16
2,419 * Sarepta Therapeutics, Inc 267
1,626 * Science 37 Holdings, Inc 3
3,671 * Seagen, Inc 502
1,126 * Seer, Inc 9
2,061 * Seres Therapeutics, Inc 13
1,913 SIGA Technologies, Inc 20
1,521 *,e Singular Genomics Systems, Inc 4
3,798 * SomaLogic, Inc 11
11,419 * Sorrento Therapeutics, Inc 18
2,303 * Sotera Health Co 16
843 * SpringWorks Therapeutics, Inc 24
519 * Stoke Therapeutics, Inc 7
1,648 * Supernus Pharmaceuticals, Inc 56
1,211 * Sutro Biopharma, Inc 7
1,544 * Syndax Pharmaceuticals, Inc 37
3,059 * Syneos Health, Inc 144
1,233 * Tango Therapeutics, Inc 4
197 * Tarsus Pharmaceuticals, Inc 3
285 * Tenaya Therapeutics, Inc 1
3,788 * TG Therapeutics, Inc 22
1,625 *,e Theravance Biopharma, Inc 16
10,895 Thermo Fisher Scientific, Inc 5,526
1,469 * Travere Therapeutics, Inc 36
901 *,e Tricida, Inc 9
1,447 * Twist Bioscience Corp 51
1,912 * Ultragenyx Pharmaceutical, Inc 79
1,221 * United Therapeutics Corp 256
1,691 * Vanda Pharmaceuticals, Inc 17
3,587 * Vaxart Inc 8
1,408 * Vaxcyte, Inc 34
5,494 * VBI Vaccines, Inc 4
578 *,e Ventyx Biosciences, Inc 20
374 * Vera Therapeutics, Inc 8
1,983 * Veracyte, Inc 33
1,345 * Vericel Corp 31
7,077 * Vertex Pharmaceuticals, Inc 2,049
1,017 * Verve Therapeutics, Inc 35
31,825 Viatris, Inc 271
1,798 * Vir Biotechnology, Inc 35
699 * Viridian Therapeutics, Inc 14
5,638 * VistaGen Therapeutics, Inc 1
1,721 * Waters Corp 464
2,065 West Pharmaceutical Services, Inc 508
1,460 * Xencor, Inc 38
3,592 * Xeris Biopharma Holdings, Inc 6
959 * Y-mAbs Therapeutics, Inc 14
975 * Zentalis Pharmaceuticals, Inc 21
13,041 Zoetis, Inc 1,934

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
1,752 *,† Zogenix, Inc $ 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 86,393
REAL ESTATE - 3.4%
1,964 Acadia Realty Trust 25
1,757 Agree Realty Corp 119
1,433 Alexander & Baldwin, Inc 24
113 Alexander's, Inc 24
4,560 Alexandria Real Estate Equities, Inc 639
1,425 American Assets Trust, Inc 37
3,752 American Finance Trust, Inc 22
8,855 American Homes 4 Rent 291
12,950 American Tower Corp 2,780
7,241 Americold Realty Trust 178
4,413 Apartment Income REIT Corp 170
5,144 Apartment Investment and Management Co 38
6,471 Apple Hospitality REIT, Inc 91
1,658 Armada Hoffler Properties, Inc 17
1,308 *,e Ashford Hospitality Trust, Inc 9
4,095 AvalonBay Communities, Inc 754
951 Bluerock Residential Growth REIT, Inc 25
4,442 Boston Properties, Inc 333
1,188 BraeMar Hotels & Resorts, Inc 5
3,704 Brandywine Realty Trust 25
7,811 Brixmor Property Group, Inc 144
4,091 Broadstone Net Lease, Inc 64
552 Brt Realty Trust 11
3,063 Camden Property Trust 366
3,202 CareTrust REIT, Inc 58
1,043 CBL & Associates Properties, Inc 27
8,862 CBRE Group, Inc 598
460 Centerspace 31
1,449 * Chatham Lodging Trust 14
1,087 City Office REIT, Inc 11
544 Clipper Realty, Inc 4
753 Community Healthcare Trust, Inc 25
7,243 * Compass, Inc 17
2,602 Corporate Office Properties Trust 60
4,434 Cousins Properties, Inc 104
12,229 Crown Castle International Corp 1,768
588 e CTO Realty Growth, Inc 11
5,793 CubeSmart 232
3,593 * Cushman & Wakefield plc 41
7,193 DiamondRock Hospitality Co 54
7,984 Digital Realty Trust, Inc 792
3,807 DigitalBridge Group, Inc 48
7,300 Diversified Healthcare Trust 7
3,543 *,e Doma Holdings, Inc 2
2,005 Douglas Elliman, Inc 8
4,303 Douglas Emmett, Inc 77
10,747 Duke Realty Corp 518
1,724 Easterly Government Properties, Inc 27
1,286 EastGroup Properties, Inc 186
3,522 Empire State Realty Trust, Inc 23
2,015 EPR Properties 72
2,571 Equinix, Inc 1,462
3,285 Equity Commonwealth 80
5,139 Equity Lifestyle Properties, Inc 323
10,442 Equity Residential 702
3,224 Essential Properties Realty Trust, Inc 63

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
1,872 Essex Property Trust, Inc $ 453
1,858 e eXp World Holdings Inc 21
3,740 Extra Space Storage, Inc 646
967 Farmland Partners, Inc 12
2,191 Federal Realty Investment Trust 197
3,737 First Industrial Realty Trust, Inc 167
400 * Forestar Group, Inc 4
1,561 Four Corners Property Trust, Inc 38
4,124 Franklin Street Properties Corp 11
309 * FRP Holdings, Inc 17
6,257 Gaming and Leisure Properties, Inc 277
1,064 Getty Realty Corp 29
881 Gladstone Commercial Corp 14
815 e Gladstone Land Corp 15
1,479 Global Medical REIT, Inc 13
2,475 Global Net Lease, Inc 26
10,202 Healthcare Realty Trust, Inc 213
15,467 Healthpeak Properties Inc 355
1,493 Hersha Hospitality Trust 12
2,907 Highwoods Properties, Inc 78
19,934 Host Hotels and Resorts, Inc 317
1,318 * Howard Hughes Corp 73
3,600 Hudson Pacific Properties 39
5,802 Independence Realty Trust, Inc 97
200 Indus Realty Trust, Inc 10
1,510 Industrial Logistics Properties Trust 8
821 Innovative Industrial Properties, Inc 73
1,587 InvenTrust Properties Corp 34
17,129 Invitation Homes, Inc 578
8,118 Iron Mountain, Inc 357
1,536 iStar Inc 14
3,149 JBG SMITH Properties 59
1,433 * Jones Lang LaSalle, Inc 216
2,815 Kennedy-Wilson Holdings, Inc 44
3,530 Kilroy Realty Corp 149
16,724 Kimco Realty Corp 308
6,010 Kite Realty Group Trust 103
2,540 Lamar Advertising Co 210
8,135 Lexington Realty Trust 75
2,202 Life Storage, Inc 244
838 LTC Properties, Inc 31
6,081 Macerich Co 48
3,269 * Mack-Cali Realty Corp 37
569 Marcus & Millichap, Inc 19
16,244 Medical Properties Trust, Inc 193
3,416 Mid-America Apartment Communities, Inc 530
1,067 National Health Investors, Inc 60
4,429 National Retail Properties, Inc 177
2,085 National Storage Affiliates Trust 87
1,788 e NETSTREIT Corp 32
4,328 Newmark Group, Inc 35
662 NexPoint Residential Trust, Inc 31
1,207 Office Properties Income Trust 17
6,327 Omega Healthcare Investors, Inc 187
574 One Liberty Properties, Inc 12
7,747 *,e Opendoor Technologies, Inc 24
1,597 Orion Office REIT, Inc 14
2,970 Outfront Media, Inc 45
4,579 Paramount Group, Inc 29
7,470 Park Hotels & Resorts, Inc 84
4,334 Pebblebrook Hotel Trust 63

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
2,989 e Phillips Edison & Co, Inc $ 84
5,940 Physicians Realty Trust 89
3,343 Piedmont Office Realty Trust, Inc 35
628 Plymouth Industrial REIT, Inc 11
1,831 PotlatchDeltic Corp 75
20,650 Prologis, Inc 2,098
4,410 Public Storage, Inc 1,291
3,743 Rayonier, Inc 112
732 Re/Max Holdings, Inc 14
3,279 * Realogy Holdings Corp 27
16,554 Realty Income Corp 963
3,100 *,e Redfin Corp 18
4,776 Regency Centers Corp 257
4,204 Retail Opportunities Investment Corp 58
4,303 Rexford Industrial Realty, Inc 224
5,361 RLJ Lodging Trust 54
283 RMR Group, Inc 7
1,611 RPT Realty 12
1,575 Ryman Hospitality Properties 116
4,837 Sabra Healthcare REIT, Inc 63
468 e Safehold, Inc 12
392 Saul Centers, Inc 15
3,000 SBA Communications Corp 854
990 * Seritage Growth Properties 9
4,584 Service Properties Trust 24
9,196 Simon Property Group, Inc 825
6,051 SITE Centers Corp 65
1,278 e SL Green Realty Corp 51
3,189 Spirit Realty Capital, Inc 115
1,023 St. Joe Co 33
4,481 STAG Industrial, Inc 127
7,772 STORE Capital Corp 243
134 Stratus Properties, Inc 3
3,928 Summit Hotel Properties, Inc 26
3,196 Sun Communities, Inc 433
7,507 Sunstone Hotel Investors, Inc 71
2,916 Tanger Factory Outlet Centers, Inc 40
834 * Tejon Ranch Co 12
1,821 Terreno Realty Corp 96
9,405 UDR, Inc 392
994 UMH Properties, Inc 16
3,786 Uniti Group, Inc 26
294 Universal Health Realty Income Trust 13
3,855 Urban Edge Properties 51
1,188 Urstadt Biddle Properties, Inc (Class A) 18
11,320 Ventas, Inc 455
26,625 VICI Properties, Inc 795
4,805 Vornado Realty Trust 111
2,363 Washington REIT 41
12,746 Welltower, Inc 820
4,115 *,e WeWork, Inc 11
19,987 Weyerhaeuser Co 571
1,293 Whitestone REIT 11
5,105 WP Carey, Inc 356
3,934 Xenia Hotels & Resorts, Inc 54
1,844 * Zillow Group, Inc (Class A) 53
3,952 * Zillow Group, Inc (Class C) 113
TOTAL REAL ESTATE 33,566
RETAILING - 5.8%
966 * 1-800-FLOWERS.COM, Inc (Class A) 6

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
1,062 Aaron's Co, Inc $ 10
1,704 * Abercrombie & Fitch Co (Class A) 26
2,150 Academy Sports & Outdoors, Inc 91
1,802 Advance Auto Parts, Inc 282
247,576 * Amazon.com, Inc 27,976
4,274 American Eagle Outfitters, Inc 42
154 * America's Car-Mart, Inc 9
2,460 Arko Corp 23
588 * Asbury Automotive Group, Inc 89
1,051 * Autonation, Inc 107
546 * AutoZone, Inc 1,169
6,685 Bath & Body Works, Inc 218
2,880 *,e Bed Bath & Beyond, Inc 18
5,799 Best Buy Co, Inc 367
578 e Big 5 Sporting Goods Corp 6
680 e Big Lots, Inc 11
819 * Boot Barn Holdings, Inc 48
524 Buckle, Inc 17
326 Build-A-Bear Workshop, Inc 4
1,836 * Burlington Stores, Inc 205
1,001 Caleres, Inc 24
895 Camping World Holdings, Inc 23
4,514 * CarMax, Inc 298
1,412 * CarParts.com, Inc 7
3,042 *,e Carvana Co 62
966 Cato Corp (Class A) 9
3,531 * Chico's FAS, Inc 17
389 * Children's Place, Inc 12
293 * Citi Trends, Inc 5
708 * Conn's, Inc 5
764 * Container Store Group, Inc 4
17,189 * ContextLogic, Inc 13
1,606 Designer Brands, Inc 25
1,452 * Destination XL Group, Inc 8
1,659 Dick's Sporting Goods, Inc 174
131 Dillard's, Inc (Class A) 36
6,311 Dollar General Corp 1,514
5,833 * Dollar Tree, Inc 794
7,038 * DoorDash, Inc 348
404 * Duluth Holdings, Inc 3
15,757 eBay, Inc 580
3,656 * Etsy, Inc 366
2,017 *,e EVgo, Inc 16
1,506 * Five Below, Inc 207
2,980 * Floor & Decor Holdings, Inc 209
1,965 Foot Locker, Inc 61
748 Franchise Group, Inc 18
576 * Funko, Inc 12
7,588 *,e GameStop Corp (Class A) 191
4,912 e Gap, Inc 40
365 * Genesco, Inc 14
3,800 Genuine Parts Co 567
311 Group 1 Automotive, Inc 44
658 *,e Groupon, Inc 5
1,619 *,e GrowGeneration Corp 6
1,358 Guess?, Inc 20
715 Haverty Furniture Cos, Inc 18
547 Hibbett Sports, Inc 27
28,796 Home Depot, Inc 7,946
3,678 Kohl's Corp 92
487 * Lands' End, Inc 4

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
4,195 *,e Leslie's, Inc $ 62
664 * Liquidity Services, Inc 11
845 Lithia Motors, Inc (Class A) 181
7,014 LKQ Corp 331
17,907 Lowe's Companies, Inc 3,363
1,099 * Lumber Liquidators, Inc 8
8,288 Macy's, Inc 130
530 * MarineMax, Inc 16
759 Monro Muffler, Inc 33
522 Murphy USA, Inc 143
2,416 * National Vision Holdings, Inc 79
2,987 e Nordstrom, Inc 50
1,066 * ODP Corp 37
1,867 * Ollie's Bargain Outlet Holdings, Inc 96
266 * OneWater Marine, Inc 8
1,766 * O'Reilly Automotive, Inc 1,242
1,209 * Overstock.com, Inc 29
633 Penske Auto Group, Inc 62
1,980 * Petco Health & Wellness Co, Inc 22
765 PetMed Express, Inc 15
1,111 Pool Corp 353
2,148 *,e Porch Group, Inc 5
1,197 * Poshmark, Inc 19
2,851 * Quotient Technology, Inc 7
8,276 Qurate Retail Group, Inc QVC Group 17
2,401 * RealReal, Inc 4
1,396 * Rent the Runway, Inc 3
686 Rent-A-Center, Inc 12
1,063 *,e Revolve Group, Inc 23
507 * RH 125
9,996 Ross Stores, Inc 842
2,402 * Sally Beauty Holdings, Inc 30
646 Shoe Carnival, Inc 14
719 Shutterstock, Inc 36
1,368 Signet Jewelers Ltd 78
760 * Sleep Number Corp 26
479 Sonic Automotive, Inc (Class A) 21
1,434 * Sportsman's Warehouse Holdings, Inc 12
1,770 * Stitch Fix Inc 7
12,883 Target Corp 1,912
1,616 * ThredUp, Inc 3
432 Tilly's, Inc 3
32,745 TJX Companies, Inc 2,034
3,189 Tractor Supply Co 593
311 * TravelCenters of America, Inc 17
1,437 * Ulta Beauty, Inc 576
1,483 * Urban Outfitters, Inc 29
2,226 * Victoria's Secret & Co 65
3,415 *,e Volta, Inc 4
2,402 * Warby Parker, Inc 32
2,236 *,e Wayfair, Inc 73
2,055 Williams-Sonoma, Inc 242
94 Winmark Corp 20
911 * Xometry, Inc 52
686 * Zumiez, Inc 15
TOTAL RETAILING 57,770
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
1,170 * ACM Research, Inc 15
44,832 * Advanced Micro Devices, Inc 2,841
1,144 * Allegro MicroSystems, Inc 25

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
844 * Alpha & Omega Semiconductor Ltd $ 26
1,114 * Ambarella, Inc 63
3,306 Amkor Technology, Inc 56
14,428 Analog Devices, Inc 2,010
24,423 Applied Materials, Inc 2,001
534 *,e Atomera, Inc 5
1,017 * Axcelis Technologies, Inc 62
1,452 * AXT, Inc 10
11,039 Broadcom, Inc 4,901
839 * Ceva, Inc 22
1,702 * Cirrus Logic, Inc 117
1,495 * Cohu, Inc 39
2,566 * Credo Technology Group Holding Ltd 28
1,395 * Diodes, Inc 91
3,684 * Enphase Energy, Inc 1,022
4,215 Entegris, Inc 350
2,940 * First Solar, Inc 389
2,364 * Formfactor, Inc 59
1,663 *,e GLOBALFOUNDRIES, Inc 80
660 * Ichor Holdings Ltd 16
705 * Impinj, Inc 56
2,443 *,e indie Semiconductor, Inc 18
113,759 Intel Corp 2,932
3,987 KLA Corp 1,207
1,679 Kulicke & Soffa Industries, Inc 65
3,812 Lam Research Corp 1,395
3,496 * Lattice Semiconductor Corp 172
1,568 * MACOM Technology Solutions Holdings, Inc 81
23,532 Marvell Technology, Inc 1,010
2,280 * MaxLinear, Inc 74
14,952 Microchip Technology, Inc 913
31,128 Micron Technology, Inc 1,559
1,516 MKS Instruments, Inc 125
1,283 Monolithic Power Systems, Inc 466
1,345 * Nanometrics, Inc 86
66,953 NVIDIA Corp 8,127
11,989 * ON Semiconductor Corp 747
1,181 * PDF Solutions, Inc 29
1,824 * Photronics, Inc 27
1,723 Power Integrations, Inc 111
3,026 * Qorvo, Inc 240
31,184 QUALCOMM, Inc 3,523
3,556 * Rambus, Inc 90
2,728 * Rockley Photonics Holdings Ltd 2
1,942 * Semtech Corp 57
1,086 * Silicon Laboratories, Inc 134
434 * SiTime Corp 34
4,313 Skyworks Solutions, Inc 368
988 * SMART Global Holdings, Inc 16
2,299 *,e SunPower Corp 53
1,111 * Synaptics, Inc 110
4,246 Teradyne, Inc 319
25,601 Texas Instruments, Inc 3,963
1,266 * Ultra Clean Holdings 33
1,281 Universal Display Corp 121
1,051 * Veeco Instruments, Inc 19
3,166 * Wolfspeed, Inc 327
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 42,837

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
SOFTWARE & SERVICES - 13.2%
3,462 * 8x8, Inc $ 12
1,883 A10 Networks, Inc 25
17,608 Accenture plc 4,531
3,560 * ACI Worldwide, Inc 74
13,122 * Adobe, Inc 3,611
4,905 *,e Affirm Holdings, Inc 92
675 * Agilysys, Inc 37
4,169 * Akamai Technologies, Inc 335
1,443 * Alarm.com Holdings, Inc 94
785 *,e Alkami Technology, Inc 12
1,317 * Altair Engineering, Inc 58
1,733 * Alteryx, Inc 97
3,360 Amdocs Ltd 267
1,091 American Software, Inc (Class A) 17
1,464 *,e Amplitude, Inc 23
2,361 * Ansys, Inc 523
538 * Appfolio, Inc 56
1,178 *,e Appian Corp 48
6,361 *,e AppLovin Corp 124
2,178 *,e Asana, Inc 48
744 * Aspen Technology, Inc 177
3,778 * Atlassian Corp plc 796
6,003 * Autodesk, Inc 1,121
11,603 Automatic Data Processing, Inc 2,624
2,529 * Avalara, Inc 232
2,977 *,e AvePoint, Inc 12
3,908 * AvidXchange Holdings, Inc 33
1,139 * Benefitfocus, Inc 7
4,603 Bentley Systems, Inc 141
1,735 * BigCommerce Holdings, Inc 26
2,787 * Bill.Com Holdings, Inc 369
4,272 * Black Knight, Inc 277
1,447 * Blackbaud, Inc 64
1,613 * Blackline, Inc 97
5,115 * Blend Labs, Inc 11
14,547 * Block, Inc 800
3,187 * Box, Inc 78
1,461 Bread Financial Holdings, Inc 46
1,247 * Brightcove, Inc 8
3,315 Broadridge Financial Solutions, Inc 478
2,391 * BTRS Holdings, Inc 22
1,740 *,e C3.ai, Inc 22
7,589 * Cadence Design Systems, Inc 1,240
1,535 * Cantaloupe, Inc 5
576 Cass Information Systems, Inc 20
5,023 * CCC Intelligent Solutions Holdings, Inc 46
1,161 * Cerberus Cyber Sentinel Corp 3
1,164 * Cerence Inc 18
3,791 * Ceridian HCM Holding, Inc 212
921 * ChannelAdvisor Corp 21
3,290 Citrix Systems, Inc 342
1,162 *,e Cleanspark, Inc 4
1,700 *,e Clear Secure, Inc 39
7,836 * Cloudflare, Inc 433
14,504 Cognizant Technology Solutions Corp (Class A) 833
1,426 * Commvault Systems, Inc 76
1,240 Concentrix Corp 138
5,536 * Conduent, Inc 18
3,568 * Confluent, Inc 85
415 * Consensus Cloud Solutions, Inc 20

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
5,446 *,e Core Scientific, Inc $ 7
711 * Couchbase, Inc 10
2,169 * Coupa Software, Inc 128
5,739 * Crowdstrike Holdings, Inc 946
713 *,e CS Disco, Inc 7
1,113 CSG Systems International, Inc 59
2,581 * Cvent Holding Corp 14
963 * Cyxtera Technologies, Inc 4
7,266 * Datadog, Inc 645
574 *,e Digimarc Corp 8
2,598 * Digital Turbine, Inc 37
2,085 * DigitalOcean Holdings, Inc 75
5,594 * DocuSign, Inc 299
1,762 Dolby Laboratories, Inc (Class A) 115
816 * Domo, Inc 15
1,439 * DoubleVerify Holdings, Inc 39
8,354 * Dropbox, Inc 173
2,214 * Duck Creek Technologies, Inc 26
6,709 * DXC Technology Co 164
5,589 * Dynatrace, Inc 195
5,822 * E2open Parent Holdings, Inc 35
927 Ebix, Inc 18
648 * eGain Corp 5
2,086 * Elastic NV 150
553 * Enfusion, Inc 7
742 * EngageSmart, Inc 15
1,657 * Envestnet, Inc 74
1,494 * EPAM Systems, Inc 541
1,402 * Euronet Worldwide, Inc 106
1,144 * Everbridge, Inc 35
918 * EverCommerce, Inc 10
1,923 EVERTEC, Inc 60
1,204 * Evo Payments, Inc 40
972 * ExlService Holdings, Inc 143
657 * Fair Isaac Corp 271
3,179 * Fastly, Inc 29
16,939 Fidelity National Information Services, Inc 1,280
16,359 * Fiserv, Inc 1,531
2,029 * Five9, Inc 152
2,168 * FleetCor Technologies, Inc 382
1,731 * Flywire Corp 40
18,188 * Fortinet, Inc 894
2,114 * Gartner, Inc 585
5,012 Genpact Ltd 219
7,828 Global Payments, Inc 846
1,180 * Globant S.A. 221
4,292 * GoDaddy, Inc 304
1,385 * Grid Dynamics Holdings, Inc 26
2,614 * Guidewire Software, Inc 161
1,077 Hackett Group, Inc 19
1,283 * HubSpot, Inc 347
351 * I3 Verticals, Inc 7
845 * Informatica, Inc 17
559 * Instructure Holdings, Inc 12
224 * Intapp, Inc 4
1,057 InterDigital, Inc 43
25,056 International Business Machines Corp 2,977
677 * International Money Express Inc 15
7,669 Intuit, Inc 2,970
1,796 * IronNet, Inc 1
2,050 Jack Henry & Associates, Inc 374

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
1,710 * Jamf Holding Corp $ 38
1,951 * KnowBe4, Inc 41
5,240 * Kyndryl Holdings, Inc 43
3,363 * Limelight Networks, Inc 9
2,024 * Liveperson, Inc 19
1,949 * LiveRamp Holdings, Inc 35
1,818 * Manhattan Associates, Inc 242
2,859 *,e Marathon Digital Holdings, Inc 31
11,987 * Marqeta, Inc 85
23,939 Mastercard, Inc (Class A) 6,807
6,004 * Matterport, Inc 23
1,947 MAXIMUS, Inc 113
423 * MeridianLink, Inc 7
208,422 Microsoft Corp 48,541
235 *,e MicroStrategy, Inc (Class A) 50
1,253 * Mitek Systems, Inc 11
844 * Model N, Inc 29
2,446 * MoneyGram International, Inc 25
1,711 * MongoDB, Inc 340
1,593 * N-Able, Inc 15
1,586 *,e nCino OpCo, Inc 54
3,958 * NCR Corp 75
1,631 * New Relic, Inc 94
15,719 NortonLifelock, Inc 317
5,847 * Nutanix, Inc 122
4,097 * Okta, Inc 233
2,330 *,e Olo, Inc 18
678 * ON24, Inc 6
1,227 * OneSpan, Inc 11
42,075 Oracle Corp 2,570
2,372 * Pagerduty, Inc 55
50,923 * Palantir Technologies, Inc 414
8,157 * Palo Alto Networks, Inc 1,336
1,831 * Paya Holdings, Inc 11
8,757 Paychex, Inc 983
1,447 * Paycom Software, Inc 477
1,163 * Paycor HCM, Inc 34
1,125 * Paylocity Holding Corp 272
5,249 * Payoneer Global, Inc 32
32,131 * PayPal Holdings, Inc 2,765
12,074 * Paysafe Ltd 17
1,232 Pegasystems, Inc 40
814 * Perficient, Inc 53
568 * PFSweb, Inc 5
2,304 * Ping Identity Holding Corp 65
1,856 * Procore Technologies, Inc 92
1,606 Progress Software Corp 68
1,099 * PROS Holdings, Inc 27
2,773 * PTC, Inc 290
1,569 * Q2 Holdings, Inc 51
1,112 * Qualys, Inc 155
1,424 *,e Rackspace Technology, Inc 6
1,695 * Rapid7, Inc 73
2,206 * Remitly Global, Inc 25
2,014 * Repay Holdings Corp 14
992 * Rimini Street, Inc 5
2,462 * RingCentral, Inc 98
3,178 *,e Riot Blockchain, Inc 22
2,942 Roper Technologies, Inc 1,058
10,188 * Sabre Corp 52
26,786 * Salesforce, Inc 3,853

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
766 Sapiens International Corp NV $ 15
257 * SecureWorks Corp 2
4,923 * SentinelOne, Inc 126
5,550 * ServiceNow, Inc 2,096
1,262 * Shift4 Payments, Inc 56
356 * ShotSpotter, Inc 10
3,616 * Smartsheet, Inc 124
8,524 * Snowflake, Inc 1,449
1,484 * SolarWinds Corp 11
4,593 * Splunk, Inc 345
1,316 * Sprout Social, Inc 80
1,093 * SPS Commerce, Inc 136
907 *,e Squarespace, Inc 19
5,986 SS&C Technologies Holdings, Inc 286
7,953 * StoneCo Ltd 76
2,378 * Sumo Logic, Inc 18
3,818 * SVMK, Inc 22
3,787 Switch, Inc 128
4,195 * Synopsys, Inc 1,282
1,087 * Telos Corp 10
2,968 * Tenable Holdings, Inc 103
2,794 * Teradata Corp 87
6,226 * Toast, Inc 104
11,978 * Trade Desk, Inc 716
541 TTEC Holdings, Inc 24
349 *,e Tucows, Inc 13
2,008 * Turing Holding Corp 21
4,865 * Twilio, Inc 336
1,206 * Tyler Technologies, Inc 419
10,393 * UiPath, Inc 131
2,160 * Unisys Corp 16
5,846 * Unity Software, Inc 186
660 * Upland Software, Inc 5
1,211 * UserTesting, Inc 5
3,084 * Varonis Systems, Inc 82
1,365 * Verint Systems, Inc 46
2,578 * VeriSign, Inc 448
765 *,e Veritone, Inc 4
3,457 * Verra Mobility Corp 53
305 * Viant Technology, Inc 1
45,761 Visa, Inc (Class A) 8,129
5,584 VMware, Inc (Class A) 594
11,536 Western Union Co 156
1,301 * WEX, Inc 165
1,594 * Wix.com Ltd 125
1,720 *,e WM Technology, Inc 3
5,472 * Workday, Inc 833
1,379 * Workiva, Inc 107
2,990 * Yext, Inc 13
3,363 * Zendesk, Inc 256
7,092 * Zoom Video Communications, Inc 522
2,300 * Zscaler, Inc 378
2,992 * Zuora Inc 22
TOTAL SOFTWARE & SERVICES 131,856
TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
3,738 * 3D Systems Corp 30
521 * 908 Devices, Inc 9
1,592 ADTRAN Holdings, Inc 31
1,075 Advanced Energy Industries, Inc 83
1,335 * Aeva Technologies, Inc 2

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
899 *,e Akoustis Technologies, Inc $ 3
15,982 Amphenol Corp (Class A) 1,070
425,965 d Apple, Inc 58,868
6,772 * Arista Networks, Inc 764
2,522 * Arlo Technologies, Inc 12
1,580 * Arrow Electronics, Inc 146
223 * Aviat Networks, Inc 6
1,182 * Avid Technology, Inc 27
2,923 Avnet, Inc 106
997 Badger Meter, Inc 92
1,442 Belden CDT, Inc 86
1,361 Benchmark Electronics, Inc 34
1,720 * Calix, Inc 105
235 * Cambium Networks Corp 4
176 * Casa Systems, Inc 1
3,605 CDW Corp 563
4,195 * Ciena Corp 170
115,614 Cisco Systems, Inc 4,625
365 * Clearfield, Inc 38
4,963 Cognex Corp 206
3,492 * Coherent Corp 122
6,058 * CommScope Holding Co, Inc 56
784 Comtech Telecommunications Corp 8
21,095 Corning, Inc 612
716 *,e Corsair Gaming, Inc 8
1,256 CTS Corp 52
7,447 Dell Technologies, Inc 254
759 * Digi International, Inc 26
369 * DZS, Inc 4
1,285 *,e Eastman Kodak Co 6
863 * ePlus, Inc 36
2,211 * Evolv Technologies Holdings, Inc 5
4,038 * Extreme Networks, Inc 53
1,540 * F5 Networks, Inc 223
1,106 * Fabrinet 106
655 * FARO Technologies, Inc 18
428 *,e Focus Universal, Inc 4
3,142 * Harmonic, Inc 41
35,905 Hewlett Packard Enterprise Co 430
29,079 HP, Inc 725
447 * Identiv, Inc 6
5,792 *,e Infinera Corp 28
2,359 *,e Inseego Corp 5
967 * Insight Enterprises, Inc 80
3,256 * IonQ, Inc 16
1,022 * IPG Photonics Corp 86
1,329 * Itron, Inc 56
3,565 Jabil Inc 206
8,971 Juniper Networks, Inc 234
4,963 * Keysight Technologies, Inc 781
1,038 * Kimball Electronics, Inc 18
3,025 * Knowles Corp 37
3,049 * Lightwave Logic, Inc 22
741 Littelfuse, Inc 147
1,893 * Lumentum Holdings, Inc 130
1,398 Methode Electronics, Inc 52
4,688 *,e Microvision, Inc 17
3,110 * Mirion Technologies, Inc 23
4,569 Motorola Solutions, Inc 1,023
856 * Napco Security Technologies, Inc 25
4,043 National Instruments Corp 153

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
6,356 NetApp, Inc $ 393
962 * Netgear, Inc 19
2,211 * Netscout Systems, Inc 69
1,072 * nLight, Inc 10
1,083 * Novanta, Inc 125
810 *,e Ondas Holdings, Inc 3
673 * OSI Systems, Inc 48
3,455 *,e Ouster, Inc 3
675 *,e PAR Technology Corp 20
430 PC Connection, Inc 19
884 * Plexus Corp 77
7,668 * Pure Storage, Inc 210
2,205 * Ribbon Communications, Inc 5
512 * Rogers Corp 124
1,891 * Sanmina Corp 87
958 * Scansource, Inc 25
3,094 *,e SmartRent, Inc 7
1,358 * Super Micro Computer, Inc 75
1,240 SYNNEX Corp 101
1,275 * Teledyne Technologies, Inc 430
6,706 * Trimble Inc 364
3,576 * TTM Technologies, Inc 47
379 * Turtle Beach Corp 3
180 e Ubiquiti, Inc 53
1,943 *,e Velodyne Lidar, Inc 2
1,951 * Viasat, Inc 59
7,253 * Viavi Solutions, Inc 95
3,447 Vishay Intertechnology, Inc 61
398 * Vishay Precision Group, Inc 12
4,816 Vontier Corp 80
8,745 * Western Digital Corp 285
2,578 Xerox Holdings Corp 34
1,393 * Zebra Technologies Corp (Class A) 365
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 76,325
TELECOMMUNICATION SERVICES - 1.1%
410 * Anterix, Inc 15
199,191 AT&T, Inc 3,056
373 ATN International, Inc 14
669 * Bandwidth Inc 8
1,393 * Charge Enterprises, Inc 2
1,375 Cogent Communications Group, Inc 72
2,586 * Consolidated Communications Holdings, Inc 11
1,375 * EchoStar Corp (Class A) 23
6,554 * Frontier Communications Parent, Inc 153
18,045 * Globalstar, Inc 29
1,217 * Gogo, Inc 15
521 * IDT Corp (Class B) 13
3,657 * Iridium Communications, Inc 162
1,581 * Liberty Latin America Ltd (Class A) 10
5,022 * Liberty Latin America Ltd (Class C) 31
28,983 Lumen Technologies, Inc 211
661 * Ooma, Inc 8
1,833 * Radius Global Infrastructure, Inc 17
1,561 Shenandoah Telecom Co 27
2,915 Telephone & Data Systems, Inc 40
16,517 * T-Mobile US, Inc 2,216
444 * US Cellular Corp 11
117,070 Verizon Communications, Inc 4,445
TOTAL TELECOMMUNICATION SERVICES 10,589

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
TRANSPORTATION - 1.8%
2,138 * Air Transport Services Group, Inc $ 52
3,317 * Alaska Air Group, Inc 130
393 * Allegiant Travel Co 29
205 Amerco, Inc 104
19,189 * American Airlines Group, Inc 231
719 ArcBest Corp 52
597 * Atlas Air Worldwide Holdings, Inc 57
856 * Avis Budget Group, Inc 127
1,241 * Blade Air Mobility, Inc 5
3,387 CH Robinson Worldwide, Inc 326
693 * Copa Holdings S.A. (Class A) 46
1,032 Costamare, Inc 9
452 Covenant Transportation Group, Inc 13
60,600 CSX Corp 1,614
763 * Daseke, Inc 4
17,823 * Delta Air Lines, Inc 500
393 Eagle Bulk Shipping, Inc 17
4,468 Expeditors International of Washington, Inc 395
6,624 FedEx Corp 983
902 Forward Air Corp 81
349 * Frontier Group Holdings, Inc 3
791 Genco Shipping & Trading Ltd 10
3,539 e Golden Ocean Group Ltd 26
2,887 * GXO Logistics, Inc 101
1,825 * Hawaiian Holdings, Inc 24
1,188 Heartland Express, Inc 17
6,486 *,e Hertz Global Holdings, Inc 106
1,111 * Hub Group, Inc (Class A) 77
2,263 JB Hunt Transport Services, Inc 354
5,116 * JetBlue Airways Corp 34
7,073 *,e Joby Aviation, Inc 31
1,943 * Kirby Corp 118
4,439 Knight-Swift Transportation Holdings, Inc 217
990 Landstar System, Inc 143
8,428 * Lyft, Inc (Class A) 111
2,242 Marten Transport Ltd 43
1,000 Matson, Inc 62
6,657 Norfolk Southern Corp 1,396
2,839 Old Dominion Freight Line 706
1,449 * Radiant Logistics, Inc 8
1,259 Ryder System, Inc 95
1,798 Safe Bulkers, Inc 4
741 * Saia, Inc 141
1,714 Schneider National, Inc 35
1,416 * Skywest, Inc 23
17,192 * Southwest Airlines Co 530
3,099 Spirit Airlines, Inc 58
295 *,e Sun Country Airlines Holdings, Inc 4
3,773 * TuSimple Holdings, Inc 29
53,321 * Uber Technologies, Inc 1,413
17,470 Union Pacific Corp 3,404
8,627 * United Airlines Holdings Inc 281
20,450 United Parcel Service, Inc (Class B) 3,304
200 Universal Logistics Holdings Inc 6
1,875 Werner Enterprises, Inc 71
4,164 * Wheels Up Experience, Inc 5
2,690 * XPO Logistics, Inc 120
TOTAL TRANSPORTATION 17,885

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
SHARES COMPANY
VALUE
(000)
UTILITIES - 3.0%
19,708 AES Corp $ 445
1,489 Allete, Inc 75
7,056 Alliant Energy Corp 374
925 * Altus Power, Inc 10
7,109 Ameren Corp 573
14,600 American Electric Power Co, Inc 1,262
773 American States Water Co 60
5,050 American Water Works Co, Inc 657
366 Artesian Resources Corp 18
3,550 Atmos Energy Corp 362
2,225 Avangrid, Inc 93
1,516 Avista Corp 56
1,598 Black Hills Corp 108
2,657 Brookfield Infrastructure Corp 108
3,901 Brookfield Renewable Corp 127
1,070 California Water Service Group 56
16,876 Centerpoint Energy, Inc 476
640 Chesapeake Utilities Corp 74
1,290 Clearway Energy, Inc (Class A) 38
2,243 Clearway Energy, Inc (Class C) 71
8,112 CMS Energy Corp 472
10,001 Consolidated Edison, Inc 858
8,858 Constellation Energy Corp 737
22,932 Dominion Energy, Inc 1,585
5,120 DTE Energy Co 589
21,435 Duke Energy Corp 1,994
10,947 Edison International 619
5,749 Entergy Corp 578
6,923 Essential Utilities Inc 286
5,918 Evergy, Inc 352
9,766 Eversource Energy 761
28,246 Exelon Corp 1,058
15,230 FirstEnergy Corp 563
349 Global Water Resources, Inc 4
2,788 Hawaiian Electric Industries, Inc 97
1,138 Idacorp, Inc 113
899 MGE Energy, Inc 59
644 Middlesex Water Co 50
1,899 * Montauk Renewables, Inc 33
2,568 National Fuel Gas Co 158
2,338 New Jersey Resources Corp 90
54,698 NextEra Energy, Inc 4,289
11,482 NiSource, Inc 289
1,124 Northwest Natural Holding Co 49
1,255 NorthWestern Corp 62
6,138 NRG Energy, Inc 235
5,229 OGE Energy Corp 191
1,679 ONE Gas, Inc 118
1,235 Ormat Technologies, Inc 106
920 Otter Tail Corp 57
42,291 * PG&E Corp 529
2,918 Pinnacle West Capital Corp 188
1,917 PNM Resources, Inc 88
2,243 Portland General Electric Co 97
20,646 PPL Corp 523
13,633 Public Service Enterprise Group, Inc 767
626 * Pure Cycle Corp 5
8,671 Sempra Energy 1,300
678 SJW Corp 39
3,214 South Jersey Industries, Inc 107

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
continued
Cost amounts are in thousands.
SHARES COMPANY
VALUE
(000)
29,393 Southern Co $ 1,999
1,744 Southwest Gas Holdings Inc 122
1,343 Spire, Inc 84
2,817 * Sunnova Energy International, Inc 62
5,691 UGI Corp 184
534 Unitil Corp 25
1,417 e Via Renewables, Inc 10
12,615 Vistra Energy Corp 265
8,890 WEC Energy Group, Inc 795
15,399 Xcel Energy, Inc 986
490 York Water Co 19
TOTAL UTILITIES 29,689
TOTAL COMMON STOCKS 993,351
(Cost $381,315)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
478 † Chinook Therapeutics, Inc 0
390 † Tobira Therapeutics, Inc 0^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0^
TOTAL RIGHTS/WARRANTS 0^
(Cost $0)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.6%
$ 5,860,000 Federal Home Loan Bank (FHLB) 0.000% 10/03/22 5,860
TOTAL GOVERNMENT AGENCY DEBT 5,860
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
5,020,290 c State Street Navigator Securities Lending Government Money Market Portfolio 3.070 5,020
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 5,020
TOTAL SHORT-TERM INVESTMENTS 10,880
(Cost $10,880)
TOTAL INVESTMENTS - 100.4% 1,004,231
(Cost $392,195)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (4,411)
NET ASSETS - 100.0% $999,820
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,814,791.

Portfolio of investments
(unaudited)
Stock Index Account September 30, 2022

TIAA Separate Account VA-1
concluded
Futures contracts outstanding as of September 30, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
CME E-Mini Standard & Poor's 500 Index Future 26 12/16/22  $ 5,196 $ 4,682 $ (514)

TIAA Separate Account VA-1 September 30, 2022
Notes to portfolio of investments
(unaudited)

Notes to portfolio of investments (unaudited)
Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Account’s investments as of September 30, 2022 , based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 Level 2 Level 3 Total
Stock Index
Common stocks $992,999 $342 $10 $993,351
Short-term investments 5,020 5,860 — 10,880
Futures contracts* (514) — — (514)
Total $997,505 $6,202 $10 $1,003,717
* Derivative instruments are not reflected in the market value of portfolio investments.
A10943-D (11/22)